UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 2.3%

100	Alliant Techsystems Inc., (2)	$7,067

1,800	BE Aerospace Inc., (2)	63,954

8,900	Boeing Company	657,977

3,500	General Dynamics Corporation	267,960

1,500	Goodrich Corporation	128,295

65,650	Honeywell International Inc.	3,919,962

983	Huntington Ingalls Industries Inc.	40,795

1,500	ITT Industries, Inc.	90,075

13,350	L-3 Communications Holdings, Inc.	1,045,439

1,000	Lockheed Martin Corporation	80,400

5,900	Northrop Grumman Corporation	369,989

4,300	Raytheon Company	218,741

300	Spirit AeroSystems Holdings Inc., (2)	7,701

4,000	Textron Inc.	109,560

14,960	United Technologies Corporation	1,266,364
	Total Aerospace & Defense	8,274,279
	Air Freight & Logistics – 0.0%

200	FedEx Corporation	18,710

400	UTI Worldwide, Inc.	8,096
	Total Air Freight & Logistics	26,806
	Airlines – 0.1%

15,600	AMR Corporation, (2)	100,776

500	Copa Holdings SA	26,400

12,200	Southwest Airlines Co.	154,086

5,500	United Continental Holdings Inc.	126,445
	Total Airlines	407,707
	Apparel, Accesories & Luxury Goods – 0.1%

2,000	VF Corporation	197,060
	Auto Components – 1.4%

2,000	Autoliv Inc.	148,460

1,100	BorgWarner Inc., (2)	87,659

400	Federal Mogul Corporation, Class A Shares, (2)	9,960

63,950	Johnson Controls, Inc.	2,658,402

1,800	Lear Corporation, (2)	87,966

34,710	TRW Automotive Holdings Corporation, (2)	1,911,827
	Total Auto Components	4,904,274
	Beverages – 3.4%

400	Brown-Forman Corporation	27,320

100	Central European Distribution Corporation, (2)	1,135

77,250	Coca-Cola Company	5,125,537

6,000	Coca Cola Enterprises Inc.	163,800

3,600	Constellation Brands, Inc., Class A, (2)	73,008

3,600	Dr. Pepper Snapple Group	133,776

900	Hansen Natural Corporation, (2)	54,207

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Beverages (continued)

35,750	Molson Coors Brewing Company, Class B	$1,676,318

77,500	PepsiCo, Inc.	4,991,775
	Total Beverages	12,246,876
	Biotechnology – 0.8%

41,380	Amgen Inc., (2)	2,211,761

5,000	Biogen Idec Inc., (2)	366,950

2,600	Cephalon, Inc., (2)	197,028

3,200	Genzyme Corporation	243,680
	Total Biotechnology	3,019,419
	Building Products – 0.0%

600	Armstrong World Industries Inc., (2)	27,762

900	Masco Corporation	12,528

600	Owens Corning, (2)	21,594
	Total Building Products	61,884
	Capital Markets – 4.0%

9,420	Affiliated Managers Group Inc., (2)	1,030,265

4,100	Ameriprise Financial, Inc.	250,428

68,980	Ares Capital Corporation	1,165,762

8,400	Bank of New York Company, Inc.	250,908

11,400	BlackRock Inc.	2,291,514

68,450	Charles Schwab Corporation	1,234,154

88,730	E*Trade Group Inc., (2)	1,386,850

400	Federated Investors Inc.	10,700

28,150	Goldman Sachs Group, Inc.	4,460,930

48,110	Invesco LTD	1,229,692

1,100	Janus Capital Group Inc.	13,717

400	Jefferies Group, Inc.	9,976

3,300	Legg Mason, Inc.	119,097

19,800	Morgan Stanley	540,936

500	Northern Trust Corporation	25,375

1,400	Raymond James Financial Inc.	53,536

3,200	State Street Corporation	143,808
	Total Capital Markets	14,217,648
	Chemicals – 1.7%

2,400	Ashland Inc.	138,624

1,000	Cabot Corporation	46,290

2,200	CF Industries Holdings, Inc.	300,938

1,400	Cytec Industries, Inc.	76,118

18,200	Dow Chemical Company	687,050

13,700	E.I. Du Pont de Nemours and Company	753,089

1,700	Eastman Chemical Company	168,844

600	FMC Corporation	50,958

4,700	Huntsman Corporation	81,686

42,170	Interpid Potash Inc., (2)	1,468,359

24,800	Monsanto Company	1,792,048

2	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

2,400	PPG Industries, Inc.	$228,504

300	RPM International, Inc.	7,119

900	Sherwin-Williams Company	75,591

600	Sigma-Aldrich Corporation	38,184

1,700	Valspar Corporation	66,470
	Total Chemicals	5,979,872
	Commercial & Professional Services – 0.0%

400	Corrections Corporation of America, (2)	9,760
	Commercial Banks – 7.0%

127,157	Associated Banc-Corp.	1,888,281

800	BancorpSouth Inc.	12,360

200	Bank of Hawaii Corporation	9,564

98,850	BB&T Corporation	2,713,433

300	BOK Financial Corporation	15,504

4,400	Capitalsource Inc.	30,976

4,200	CIT Group Inc., (2)	178,710

800	City National Corporation	45,640

26,170	Comerica Incorporated	960,962

700	Commerce Bancshares Inc.	28,308

900	Cullen/Frost Bankers, Inc.	53,118

85,350	East West Bancorp Inc.	1,874,286

22,900	Fifth Third Bancorp.	317,852

400	First Horizon National Corporation, (2)	4,484

1,200	Fulton Financial Corporation	13,332

19,800	Huntington BancShares Inc.	131,472

240,490	KeyCorp.	2,135,551

16,540	M&T Bank Corporation	1,463,294

5,500	Marshall and Ilsley Corporation	43,945

7,200	PNC Financial Services Group, Inc.	453,528

19,800	Popular, Inc., (2)	57,618

19,100	Regions Financial Corporation	138,666

7,200	SunTrust Banks, Inc.	207,648

9,100	Synovus Financial Corp.	21,840

1,500	TCF Financial Corporation	23,790

103,140	U.S. Bancorp	2,725,990

1,900	Valley National Bancorp.	26,524

243,770	Wells Fargo & Company	7,727,508

1,700	Wilmington Trust Corporation	7,684

67,250	Zions Bancorporation	1,550,785
	Total Commercial Banks	24,862,653
	Commercial Services & Supplies – 0.5%

300	Avery Dennison Corporation	12,588

900	Cintas Corporation	27,243

1,000	Covanta Holding Corporation	17,080

200	KAR Auction Services Inc., (2)	3,068

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

900	Pitney Bowes Inc.	$23,121

2,400	R.R. Donnelley & Sons Company	45,408

50,130	Republic Services, Inc.	1,505,905

700	Waste Connections Inc., (2)	20,153

4,000	Waste Management, Inc.	149,360
	Total Commercial Services & Supplies	1,803,926
	Communications Equipment – 0.2%

1,400	Brocade Communications Systems Inc., (2)	8,610

700	Echostar Holding Corproation, Class A, (2)	26,495

10,600	QUALCOMM, Inc.	581,198

3,400	Tellabs Inc.	17,816
	Total Communications Equipment	634,119
	Computers & Peripherals – 0.1%

900	Diebold Inc.	31,914

3,600	Lexmark International, Inc., Class A, (2)	133,344

4,000	Seagate Technology, (2)	57,600

2,700	Western Digital Corporation, (2)	100,683
	Total Computers & Peripherals	323,541
	Construction & Engineering – 0.1%

200	AECOM Technology Corporation, (2)	5,546

1,400	Chicago Bridge & Iron Company N.V., (2)	56,924

3,100	Fluor Corporation	228,346

3,100	KBR Inc.	117,087

200	Shaw Group Inc., (2)	7,082

900	URS Corporation, (2)	41,445
	Total Construction & Engineering	456,430
	Construction Materials – 0.2%

16,690	Vulcan Materials Company	761,064
	Consumer Finance – 0.7%

5,500	Capital One Financial Corporation	285,780

82,970	Discover Financial Services	2,001,236

3,600	SLM Corporation, (2)	55,080
	Total Consumer Finance	2,342,096
	Containers & Packaging – 0.5%

900	AptarGroup Inc.	45,117

2,800	Ball Corporation	100,380

2,000	Bemis Company, Inc.	65,620

400	Greif Inc.	26,164

39,950	Owens-Illinois, Inc., (2)	1,206,091

2,000	Packaging Corp. of America	57,780

1,700	Sealed Air Corporation	45,322

1,600	Sonoco Products Company	57,968

2,800	Temple-Inland Inc.	65,520
	Total Containers & Packaging	1,669,962

4	Nuveen Investments

Shares	Description (1)	Value

	Distributors – 0.0%

2,500	Genuine Parts Company	$134,100
	Diversified Consumer Services – 0.0%

200	Education Management Corporation, (2)	4,188

2,900	H & R Block Inc.	48,546

3,400	Service Corporation International	37,604
	Total Diversified Consumer Services	90,338
	Diversified Financial Services – 3.5%

141,200	Bank of America Corporation	1,882,196

300	CBOE Holdings Inc.	8,691

784,230	Citigroup Inc., (2)	3,466,297

400	CME Group, Inc.	120,620

500	Interactive Brokers Group, Inc., (2)	7,945

143,750	JPMorgan Chase & Co.	6,626,875

2,900	Leucadia National Corporation, (2)	108,866

3,300	Nasdaq Stock Market, Inc., (2)	85,272

5,100	New York Stock Exchange Euronext	179,367
	Total Diversified Financial Services	12,486,129
	Diversified REIT – 0.1%

2,300	Liberty Property Trust	75,670

2,700	Vornado Realty Trust	236,250
	Total Diversified REIT	311,920
	Diversified Telecommunication Services – 3.9%

125,500	AT&T Inc.	3,840,300

88,250	BCE INC.	3,207,005

27,830	CenturyLink Inc.	1,156,337

16,600	Frontier Communications Corporation	136,452

3,400	Level 3 Communications Inc., (2)	4,998

43,600	Qwest Communications International Inc.	297,788

136,150	Verizon Communications Inc.	5,247,221

7,700	Windstream Corporation	99,099
	Total Diversified Telecommunication Services	13,989,200
	Electric Utilities – 1.9%

11,600	American Electric Power Company, Inc.	407,624

1,700	DPL Inc.	46,597

100,460	Duke Energy Corporation	1,823,349

9,000	Edison International	329,310

3,200	Entergy Corporation	215,072

42,190	Exelon Corporation	1,739,916

6,667	FirstEnergy Corp.	247,279

2,000	Great Plains Energy Incorporated	40,040

1,900	Hawaiian Electric Industries	47,120

200	ITC Holdings Corporation	13,980

6,800	NextEra Energy Inc.	374,816

4,100	Northeast Utilities	141,860

6,700	NV Energy Inc.	99,763

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Electric Utilities (continued)

6,200	Pepco Holdings, Inc.	$115,630

2,700	Pinnacle West Capital Corporation	115,533

5,700	PPL Corporation	144,210

7,100	Progress Energy, Inc.	327,594

16,300	Southern Company	621,193

3,400	Westar Energy Inc.	89,828
	Total Electric Utilities	6,940,714
	Electrical Equipment – 0.1%

100	Babcock & Wilcox Company	3,338

1,100	General Cable Corporation, (2)	47,630

600	Hubbell Incorporated, Class B	42,618

600	Regal-Beloit Corporation	44,298

700	Thomas & Betts Corporation, (2)	41,629
	Total Electrical Equipment	179,513
	Electronic Components – 0.1%

800	AVX Group	11,928

9,700	Corning Incorporated	200,111

7,200	Vishay Intertechnology Inc., (2)	127,728
	Total Electronic Components	339,767
	Electronic Equipment & Instruments – 0.1%

2,200	Arrow Electronics, Inc., (2)	92,136

3,200	Avnet Inc., (2)	109,088

1,500	Ingram Micro, Inc., Class A, (2)	31,545

2,700	Jabil Circuit Inc.	55,161

2,200	Molex Inc.	55,264

200	Tech Data Corporation, (2)	10,172

300	Vishay Precision Group Inc.	4,701
	Total Electronic Equipment & Instruments	358,067
	Energy Equipment & Services – 1.5%

300	Atwood Oceanics Inc., (2)	13,929

7,600	Baker Hughes Incorporated	558,068

4,200	Cooper Cameron Corporation, (2)	239,820

900	Diamond Offshore Drilling, Inc.	69,930

900	Dresser Rand Group, Inc., (2)	48,258

1,000	Exterran Holdings, Inc., (2)	23,730

32,690	Halliburton Company	1,629,270

1,800	Helmerich & Payne Inc.	123,642

3,300	McDermott International Inc., (2)	83,787

600	Nabors Industries Inc., (2)	18,228

8,100	National-Oilwell Varco Inc.	642,087

1,100	Oceaneering International Inc., (2)	98,395

900	Oil States International Inc., (2)	68,526

4,800	Patterson-UTI Energy, Inc.	141,072

4,700	Rowan Companies Inc., (2)	207,646

7,600	Schlumberger Limited	708,776

6	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

600	SeaCor Smit Inc., (2)	$55,476

1,600	Superior Energy Services, Inc., (2)	65,600

1,300	Tidewater Inc.	77,805

400	Unit Corporation, (2)	24,780

16,700	Weatherford International Ltd, (2)	377,420
	Total Energy Equipment & Services	5,276,245
	Food & Staples Retailing – 0.4%

1,200	BJ’s Wholesale Club, (2)	58,584

27,750	CVS Caremark Corporation	952,380

4,900	Kroger Co.	117,453

3,300	Safeway Inc.	77,682

4,100	SUPERVALU INC.	36,613

200	Walgreen Co.	8,028

6,100	Wal-Mart Stores, Inc.	317,505
	Total Food & Staples Retailing	1,568,245
	Food Products – 2.6%

63,850	Archer-Daniels-Midland Company	2,299,239

1,500	Bunge Limited	108,495

700	Campbell Soup Company	23,177

4,200	ConAgra Foods, Inc.	99,750

1,500	Corn Products International, Inc.	77,730

4,000	Dean Foods Company, (2)	40,000

900	Flowers Foods Inc.	24,507

1,500	General Mills, Inc.	54,825

4,000	H.J. Heinz Company	195,280

37,470	Hershey Foods Corporation	2,036,495

2,200	Hormel Foods Corporation	61,248

2,200	JM Smucker Company	157,058

100	Kellogg Company	5,398

31,200	Kraft Foods Inc.	978,432

1,100	McCormick & Company, Incorporated	52,613

35,480	Mead Johnson Nutrition Company, Class A Shares	2,055,356

9,830	Ralcorp Holdings Inc., (2)	672,667

5,700	Sara Lee Corporation	100,719

2,700	Smithfield Foods, Inc., (2)	64,962

9,600	Tyson Foods, Inc., Class A	184,224
	Total Food Products	9,292,175
	Gas Utilities – 0.2%

1,700	AGL Resources Inc.	67,728

2,300	Atmos Energy Corporation	78,430

900	Energen Corporation	56,808

1,200	National Fuel Gas Company	88,800

1,900	ONEOK, Inc.	127,072

6,300	Questar Corporation	109,935

2,200	UGI Corporation	72,380
	Total Gas Utilities	601,153

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.0%

100	Alere Inc.	$3,914

100	Baxter International, Inc.	5,377

400	Beckman Coulter, Inc.	33,228

7,000	Boston Scientific Corporation, (2)	50,330

200	CareFusion Corporation, (2)	5,640

600	Cooper Companies, Inc.	41,670

59,550	Covidien PLC	3,093,027

500	Hill Rom Holdings Inc.	18,990

4,900	Hologic Inc., (2)	108,780

1,100	Kinetic Concepts Inc., (2)	59,862

2,400	Medtronic, Inc.	94,440

300	Teleflex Inc.	17,394

1,000	Zimmer Holdings, Inc., (2)	60,530
	Total Health Care Equipment & Supplies	3,593,182
	Health Care Providers & Services – 2.7%

3,800	Aetna Inc.	142,234

1,300	Brookdale Senior Living Inc., (2)	36,400

4,900	Cardinal Health, Inc.	201,537

7,200	CIGNA Corporation	318,816

600	Community Health Systems, Inc., (2)	23,994

4,000	Coventry Health Care, Inc., (2)	127,560

41,900	HCA Holdings Inc.	1,419,153

2,700	Health Net Inc., (2)	88,290

30,710	Humana Inc., (2)	2,147,857

1,500	Lifepoint Hospitals Inc., (2)	60,270

16,940	McKesson HBOC Inc.	1,339,107

500	Omnicare, Inc.	14,995

200	Quest Diagnostics Incorporated	11,544

1,800	Tenet Healthcare Corporation, (2)	13,410

26,100	UnitedHealth Group Incorporated	1,179,720

1,600	Universal Health Services, Inc., Class B	79,056

32,400	Wellpoint Inc., (2)	2,261,196
	Total Health Care Providers & Services	9,465,139
	Hotels, Restaurants & Leisure – 0.5%

1,600	Brinker International Inc.	40,480

6,200	Carnival Corporation	237,832

400	Choice Hotels International, Inc.	15,540

800	Hyatt Hotels Corporation, Class A, (2)	34,432

200	Intl Speedway Corporation	5,960

77,530	MGM Mirage Inc., (2)	1,019,520

1,500	Penn National Gaming, Inc., (2)	55,590

3,300	Royal Caribbean Cruises Limited, (2)	136,158

6,100	Wendy’s International, Inc.	30,683

5,100	Wyndham Worldwide Corporation	162,231
	Total Hotels, Restaurants & Leisure	1,738,426

8	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 0.8%

1,200	D.R. Horton, Inc.	$13,980

2,200	Fortune Brands Inc.	136,158

1,200	Garmin Limited	40,632

1,000	Harman International Industries Inc., (2)	46,820

1,700	Jarden Corporation	60,469

100	KB Home	1,244

1,600	Leggett and Platt Inc.	39,200

4,700	Lennar Corporation, Class A	85,164

300	MDC Holdings Inc.	7,605

1,100	Mohawk Industries Inc., (2)	67,265

56,870	Newell Rubbermaid Inc.	1,087,923

1,000	Pulte Corporation, (2)	7,400

2,600	Stanley Black & Decker Inc.	199,160

11,730	Whirlpool Corporation	1,001,273
	Total Household Durables	2,794,293
	Household Products – 0.6%

100	Clorox Company	7,007

100	Colgate-Palmolive Company	8,076

1,700	Energizer Holdings Inc., (2)	120,972

1,000	Kimberly-Clark Corporation	65,270

33,300	Procter & Gamble Company	2,051,280
	Total Household Products	2,252,605
	Independent Power Producers & Energy Traders – 0.3%

8,700	AES Corporation, (2)	113,100

500	Calpine Corporation, (2)	7,935

29,730	Constellation Energy Group	925,495

9,900	GenOn Energy Inc.	37,719

5,700	NRG Energy Inc., (2)	122,778
	Total Independent Power Producers & Energy Traders	1,207,027
	Industrial Conglomerates – 1.2%

900	Carlisle Companies Inc.	40,095

210,670	General Electric Company	4,223,934

2,300	Tyco International Ltd.	102,971
	Total Industrial Conglomerates	4,367,000
	Industrial REIT – 0.0%

3,000	AMB Property Corp.	107,910

1,800	ProLogis	28,764
	Total Industrial REIT	136,674
	Insurance – 7.4%

40,250	Ace Limited	2,604,175

64,259	AFLAC Incorporated	3,391,590

102	Alleghany Corporation, Term Loan, (2)	33,760

1,200	Allied World Assurance Holdings	75,228

7,700	Allstate Corporation	244,706

2,200	American Financial Group Inc.	77,044

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Insurance (continued)

4,500	American International Group, (2)	$158,130

100	American National Insurance Company	7,917

68,770	Aon Corporation	3,642,059

1,200	Arch Capital Group Limited, (2)	119,028

1,300	Arthur J. Gallagher & Co.	39,533

2,500	Aspen Insurance Holdings Limited	68,900

3,300	Assurant Inc.	127,083

1,200	Assured Guaranty Limited	17,880

2,500	Axis Capital Holdings Limited	87,300

28,300	Berkshire Hathaway Inc., Class B, (2)	2,366,729

900	Brown & Brown Inc.	23,220

7,300	Chubb Corporation	447,563

3,500	Cincinnati Financial Corporation	114,800

900	CNA Financial Corporation, (2)	26,595

1,100	Endurance Specialty Holdings, Limited	53,702

100	Erie Indemnity Company	7,111

1,000	Everest Reinsurance Group Ltd	88,180

2,900	Fidelity National Title Group Inc., Class A	40,977

3,100	Genworth Financial Inc., Class A, (2)	41,726

800	Hanover Insurance Group Inc.	36,200

85,660	Hartford Financial Services Group, Inc.	2,306,824

1,600	HCC Insurance Holdings Inc.	50,096

38,473	Lincoln National Corporation	1,155,729

5,200	Loews Corporation	224,068

100	Markel Corporation, (2)	41,445

2,800	Marsh & McLennan Companies, Inc.	83,468

7,000	MBIA Inc., (2)	70,280

500	Mercury General Corporation	19,565

94,400	MetLife, Inc.	4,222,511

5,200	Old Republic International Corporation	65,988

400	OneBeacon Insurance Group Limited, Class A	5,412

1,400	PartnerRe Limited	110,936

7,800	Principal Financial Group, Inc.	250,458

13,300	Progressive Corporation	281,029

2,300	Protective Life Corporation	61,065

5,200	Prudential Financial, Inc.	320,216

15,550	Reinsurance Group of America Inc.	976,229

1,300	RenaisasnceRE Holdings, Limited	89,687

1,000	StanCorp Financial Group Inc.	46,120

87,990	Symetra Financial Corporation	1,196,664

2,100	Torchmark Corporation	139,608

1,100	Transatlantic Holdings Inc.	53,537

4,100	Travelers Companies, Inc.	243,868

700	Unitrin, Inc.	21,616

7,700	Unum Group	202,125

10	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

1,700	Valdius Holdings Limited	$56,661

100	White Mountain Insurance Group	36,420

1,100	WR Berkley Corporation	35,431

8,700	XL Capital Ltd, Class A	214,020
	Total Insurance	26,522,212
	Internet & Catalog Retail – 0.1%

200	Expedia, Inc.	4,532

11,000	Liberty Media Holding Corporation Interactive, Class A, (2)	176,440
	Total Internet & Catalog Retail	180,972
	Internet Software & Services – 0.2%

1,800	AOL Inc., (2)	35,154

23,100	eBay Inc., (2)	717,024

1,500	IAC/InterActiveCorp., (2)	46,335

3,500	Monster Worldwide Inc., (2)	55,650
	Total Internet Software & Services	854,163
	IT Services – 1.2%

35,600	Accenture Limited	1,956,932

400	Amdocs Limited, (2)	11,540

19,290	Automatic Data Processing, Inc.	989,770

100	Broadridge Financial Solutions, Inc.	2,269

2,300	Computer Sciences Corporation	112,079

1,800	Convergys Corporation, (2)	25,848

1,300	CoreLogic Inc.	24,050

4,200	Fidelity National Information Services	137,298

1,300	Fiserv, Inc., (2)	81,536

4,780	International Business Machines Corporation (IBM)	779,475

1,800	Total System Services Inc.	32,436
	Total IT Services	4,153,233
	Leisure Equipment & Products – 0.1%

6,700	Mattel, Inc.	167,031
	Life Sciences Tools & Services – 0.1%

100	Bio-Rad Laboratories Inc., (2)	12,014

1,500	Perkinelmer Inc.	39,405

2,400	Thermo Fisher Scientific, Inc., (2)	133,320
	Total Life Sciences Tools & Services	184,739
	Machinery – 1.9%

2,200	AGCO Corporation, (2)	120,934

10,760	Caterpillar Inc.	1,198,126

600	CNH Global N.V.	29,130

900	Crane Company	43,587

2,800	Danaher Corporation	145,320

3,300	Deere & Company	319,737

1,800	Dover Corporation	118,332

5,000	Eaton Corporation	277,200

200	Gardner Denver, Inc.	15,606

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Machinery (continued)

700	Harsco Corporation	$24,703

300	IDEX Corporation	13,095

5,300	Ingersoll Rand Company Limited, Class A	256,043

500	Kennametal Inc.	19,500

24,480	Oshkosh Truck Corporation, (2)	866,102

18,360	Parker Hannifin Corporation	1,738,325

100	Pentair, Inc.	3,779

900	Snap-on Incorporated	54,054

800	SPX Corporation	63,512

2,400	Terex Corporation, (2)	88,896

23,020	Timken Company	1,203,946

1,600	Trinity Industries Inc.	58,672

500	Wabtec Corporation	33,915
	Total Machinery	6,692,514
	Marine – 0.0%

700	Alexander and Bald, Inc.	31,955

800	Kirby Corporation, (2)	45,832
	Total Marine	77,787
	Media – 5.8%

4,800	Cablevision Systems Corporation	166,128

15,500	CBS Corporation, Class B	388,120

1,000	Clear Channel Outdoor Holdings Inc., Class A, (2)	14,550

165,910	Comcast Corporation, Class A	4,101,295

2,800	Discovery Communications Inc., Class A Shares, (2)	111,720

3,500	Echostar Communications Corporation, Variable Prepaid Forward	85,260

7,900	Gannett Company Inc.	120,317

100	John Wiley and Sons Inc., Class A	5,084

900	Lamar Advertising Company, (2)	33,246

8,300	Liberty Global Inc, A Shares, (2)	343,703

1,400	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	103,138

18,930	Liberty Media Starz, (2)	1,468,968

600	Madison Square Garden Inc., (2)	16,194

3,700	McGraw-Hill Companies, Inc.	145,780

700	Meredith Corporation	23,744

1,300	New York Times, Class A, (2)	12,311

38,900	News Corporation, Class A	683,084

2,900	Omnicom Group, Inc.	142,274

500	Regal Entertainment Group, Class A	6,750

4,000	Thomson Corporation	156,960

7,600	Time Warner Cable, Class A	542,184

123,900	Time Warner Inc.	4,423,230

133,330	Viacom Inc., Class B	6,202,512

7,400	Virgin Media, Inc.	205,646

30,500	Walt Disney Company	1,314,245

100	Washington Post Company	43,756
	Total Media	20,860,199

12	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 0.7%

3,300	Alcoa Inc.	$58,245

400	Commercial Metals Company	6,908

41,126	Freeport-McMoRan Copper & Gold, Inc.	2,284,549

400	Nucor Corporation	18,408

300	Reliance Steel & Aluminum Company	17,334

400	Schnitzer Steel Industries, Inc.	26,004

300	Steel Dynamics Inc.	5,631

1,500	Walter Industries Inc.	203,145
	Total Metals & Mining	2,620,224
	Mortgage REIT – 0.2%

28,100	Annaly Capital Management Inc.	490,345

26,600	Chimera Investments Corporation	105,336
	Total Mortgage REIT	595,681
	Multiline Retail – 0.5%

5,400	J.C. Penney Company, Inc.	193,914

63,200	Macy’s, Inc.	1,533,232

200	Sears Holding Corporation, (2)	16,530
	Total Multiline Retail	1,743,676
	Multi-Utilities – 1.0%

2,300	Alliant Energy Corporation	89,539

6,700	Ameren Corporation	188,069

11,200	CenterPoint Energy, Inc.	196,672

7,900	CMS Energy Corporation	155,156

7,000	Consolidated Edison, Inc.	355,040

11,700	Dominion Resources, Inc.	522,990

4,500	DTE Energy Company	220,320

1,900	Integrys Energy Group, Inc.	95,969

2,600	MDU Resources Group Inc.	59,722

7,600	NiSource Inc.	145,768

1,900	NSTAR	87,913

2,100	OGE Energy Corp.	106,176

7,400	PG&E Corporation	326,932

6,900	Public Service Enterprise Group Incorporated	217,419

2,500	Scana Corporation	98,425

2,900	Sempra Energy	155,150

5,800	TECO Energy, Inc.	108,808

2,000	Vectren Corporation	54,400

4,000	Wisconsin Energy Corporation	122,000

10,400	Xcel Energy, Inc.	248,456
	Total Multi-Utilities	3,554,924
	Office Electronics – 0.1%

27,500	Xerox Corporation	292,875

400	Zebra Technologies Corporation, Class A, (2)	15,696
	Total Office Electronics	308,571

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Office REIT – 0.6%

900	Alexandria Real Estate Equities Inc.	$70,173

2,300	Boston Properties, Inc.	218,155

3,900	Brandywine Realty Trust	47,346

1,100	CommonWealth REIT	28,567

200	Corporate Office Properties	7,228

24,560	Digital Realty Trust Inc.	1,427,918

2,600	Douglas Emmett Inc.	48,750

1,500	Duke Realty Corporation	21,015

500	Mack-Cali Realty Corporation	16,950

1,500	Piedmont Office Realty Trust	29,115

1,500	SL Green Realty Corporation	112,800
	Total Office REIT	2,028,017
	Oil, Gas & Consumable Fuels – 12.7%

4,100	Alpha Natural Resources Inc., (2)	243,417

2,600	Anadarko Petroleum Corporation	212,992

23,860	Apache Corporation	3,123,751

31,730	Arch Coal Inc.	1,143,549

832	Atlas Pipeline Holdings LP	18,587

300	Cabot Oil & Gas Corporation	15,891

9,600	Chesapeake Energy Corporation	321,792

56,450	Chevron Corporation	6,064,424

700	Cobalt International Energy, Inc., (2)	11,767

500	Comstock Resources Inc., (2)	15,470

86,980	ConocoPhillips	6,946,223

100	CONSOL Energy Inc.	5,363

15,650	Continental Resources Inc., (2)	1,118,506

7,100	Denbury Resources Inc., (2)	173,240

26,220	Devon Energy Corporation	2,406,209

15,100	El Paso Corporation	271,800

16,860	Exxon Mobil Corporation	1,418,432

2,200	Forest Oil Corporation, (2)	83,226

2,400	Frontier Oil Corporation	70,368

100	Frontline Limited	2,477

27,160	Hess Corporation	2,314,304

500	Holly Corporation	30,380

70,750	Marathon Oil Corporation	3,771,683

5,800	Massey Energy Company	396,488

4,100	Murphy Oil Corporation	301,022

24,830	Newfield Exploration Company, (2)	1,887,328

3,100	Noble Energy, Inc.	299,615

56,003	Occidental Petroleum Corporation	5,851,752

5,600	Peabody Energy Corporation	402,976

100	Petrohawk Energy Corporation, (2)	2,454

1,900	Pioneer Natural Resources Company	193,648

800	Plains Exploration & Production Company, (2)	28,984

14	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

33,820	QEP Resources Inc., (2)	$1,371,063

600	Quicksilver Resources Inc., (2)	8,586

23,920	Range Resources Corporation	1,398,363

400	SandRidge Energy Inc., (2)	5,120

700	SM Energy Company	51,933

2,700	Southern Union Company	77,274

10,900	Spectra Energy Corporation	296,262

3,600	Sunoco, Inc.	164,124

1,200	Teekay Shipping Corporation	44,316

74,690	Tesoro Corporation	2,003,933

13,800	Valero Energy Corporation	411,516

2,400	Whiting Petroleum Corporation, (2)	176,280

10,900	Williams Companies, Inc.	339,862
	Total Oil, Gas & Consumable Fuels	45,496,750
	Paper & Forest Products – 0.2%

8,280	Domtar Corporation	759,938

900	International Paper Company	27,162

1,900	MeadWestvaco Corporation	57,627
	Total Paper & Forest Products	844,727
	Personal Products – 0.0%

2,100	Alberto Culver Company	78,267
	Pharmaceuticals – 8.6%

1,200	Abbott Laboratories	58,860

85,561	Bristol-Myers Squibb Company	2,261,377

10,000	Eli Lilly and Company	351,700

2,600	Endo Pharmaceuticals Holdings Inc., (2)	99,216

1,500	Forest Laboratories, Inc., (2)	48,450

90,020	Johnson & Johnson	5,333,685

145,889	Merck & Company Inc.	4,815,796

505,820	Pfizer Inc.	10,273,203

146,050	Sanofi-Aventis, ADR	5,143,881

41,290	Watson Pharmaceuticals Inc., (2)	2,312,653
	Total Pharmaceuticals	30,698,821
	Professional Services – 0.0%

2,000	Equifax Inc.	77,700

1,200	Manpower Inc.	75,456

200	Towers Watson & Company, Class A Shares	11,092
	Total Professional Services	164,248
	Real Estate Management & Development – 0.0%

100	Howard Hughes Corporation	7,064

2,400	Forest City Enterprises, Inc., (2)	45,192
	Total Real Estate Management & Development	52,256
	Residential REIT – 0.4%

1,700	Apartment Investment & Management Company, Class A	43,299

1,500	AvalonBay Communities, Inc.	180,120

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Residential REIT (continued)

1,200	BRE Properties, Inc.	$56,616

12,450	Camden Property Trust	707,409

4,500	Equity Residential	253,845

400	Essex Property Trust Inc.	49,600

3,300	UDR Inc.	80,421
	Total Residential REIT	1,371,310
	Retail REIT – 0.7%

3,900	Developers Diversified Realty Corporation	54,600

700	Federal Realty Investment Trust	57,092

6,427	General Growth Properties Inc.	99,490

8,100	Kimco Realty Corporation	148,554

2,600	Macerich Company	128,778

2,000	Realty Income Corporation	69,900

1,600	Regency Centers Corporation	69,568

14,620	Simon Property Group, Inc.	1,566,679

1,300	Taubman Centers Inc.	69,654

2,500	Weingarten Realty Trust	62,650
	Total Retail REIT	2,326,965
	Road & Rail – 1.8%

1,000	Con-Way, Inc.	39,290

38,170	CSX Corporation	3,000,162

3,900	Hertz Global Holdings Inc., (2)	60,957

1,500	Kansas City Southern Industries, (2)	81,675

6,300	Norfolk Southern Corporation	436,401

400	Ryder System, Inc.	20,240

27,760	Union Pacific Corporation	2,729,641
	Total Road & Rail	6,368,366
	Semiconductors & Equipment – 2.7%

5,300	Advanced Micro Devices, Inc., (2)	45,580

133,650	Applied Materials, Inc.	2,087,612

9,600	Atmel Corporation, (2)	130,848

3,600	Fairchild Semiconductor International Inc., Class A, (2)	65,520

113,810	Intel Corporation	2,295,548

1,200	International Rectifier Corporation, (2)	39,672

300	Intersil Holding Corporation, Class A	3,735

34,890	KLA-Tencor Corporation	1,652,739

500	LSI Logic Corporation, (2)	3,400

25,500	Micron Technology, Inc., (2)	292,230

600	National Semiconductor Corporation	8,604

2,400	Novellus Systems, Inc., (2)	89,112

400	SunPower Corporation, (2)	6,856

85,400	Texas Instruments Incorporated	2,951,424
	Total Semiconductors & Equipment	9,672,880

16	Nuveen Investments

Shares	Description (1)	Value

	Software – 1.9%

600	Activision Blizzard Inc.	$6,582

400	CA Inc.	9,672

2,800	Compuware Corporation, (2)	32,340

262,440	Microsoft Corporation	6,655,478

6,800	Novell Inc., (2)	40,324

300	Symantec Corporation, (2)	5,562

2,200	Synopsys Inc., (2)	60,830
	Total Software	6,810,788
	Specialized REIT – 0.7%

5,800	Health Care Property Investors Inc.	220,052

3,000	Health Care REIT, Inc.	157,320

2,800	Hospitality Properties Trust	64,820

10,200	Host Hotels & Resorts Inc.	179,622

2,400	Nationwide Health Properties, Inc.	102,072

200	Plum Creek Timber Company	8,722

900	Public Storage, Inc.	99,819

17,990	Rayonier Inc.	1,120,957

2,800	Senior Housing Properties Trust	64,512

2,200	Ventas Inc.	119,460

13,200	Weyerhaeuser Company	324,720
	Total Specialized REIT	2,462,076
	Specialty Retail – 1.2%

900	Aaron Rents Inc.	22,824

2,600	Abercrombie & Fitch Co., Class A	152,620

6,700	American Eagle Outfitters, Inc.	106,463

1,300	AutoNation Inc., (2)	45,981

4,300	Foot Locker, Inc.	84,796

1,800	GameStop Corporation, (2)	40,536

1,400	Gap, Inc.	31,724

145,250	Lowe’s Companies, Inc.	3,838,958

800	Office Depot, Inc., (2)	3,704

1,400	RadioShack Corporation	21,014

1,400	Signet Jewelers Limited, (2)	64,428
	Total Specialty Retail	4,413,048
	Thrifts & Mortgage Finance – 0.1%

300	Capitol Federal Financial Inc.	3,381

1,300	First Niagara Financial Group Inc.	17,654

3,900	Hudson City Bancorp, Inc.	37,752

8,600	New York Community Bancorp Inc.	148,436

1,600	People’s United Financial, Inc.	20,128

200	TFS Financial Corporation	2,124

1,400	Washington Federal Inc.	24,276
	Total Thrifts & Mortgage Finance	253,751

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)			Value

	Tobacco – 0.9%

24,400	Altria Group, Inc.			$635,132

1,400	Lorillard Inc.			133,014

31,873	Philip Morris International			2,091,825

7,100	Reynolds American Inc.			252,263
	Total Tobacco			3,112,234
	Trading Companies & Distributors – 0.0%

700	GATX Corporation			27,062

800	WESCO International Inc., (2)			50,000
	Total Trading Companies & Distributors			77,062
	Water Utilities – 0.0%

3,800	American Water Works Company			106,590

2,200	Aqua America Inc.			50,358
	Total Water Utilities			156,948
	Wireless Telecommunication Services – 1.4%

4,300	Clearwire Corporation, (2)			24,037

1,000	Leap Wireless International, Inc., (2)			15,490

1,900	NII Holdings Inc., Class B, (2)			79,173

41,000	Sprint Nextel Corporation, (2)			190,240

1,500	Telephone and Data Systems Inc.			50,550

300	United States Cellular Corporation, (2)			15,447

157,050	Vodafone Group PLC, Sponsored ADR			4,515,188
	Total Wireless Telecommunication Services			4,890,125
	Total Common Stocks (cost $280,115,598)			349,115,853

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.8%

45,000	I-Shares Russell 1000 Value Index Fund			$3,090,150
	Total Investment Companies (cost $2,571,608)			3,090,150

Shares	Description (1)			Value
	WARRANTS – 0.0%

2,402	American International Group Inc., Equity Uncovered America Call Warrant			$26,734
	Total Warrants (cost $40,834)			26,734

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$4,211	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $4,210,844, collateralized by $4,355,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $4,295,119	0.010%	4/01/11	$4,210,843
	Total Short-Term Investments (cost $4,210,843)			4,210,843
	Total Investments (cost $286,938,883) – 99.8%			356,443,580
	Other Assets Less Liabilities – 0.2%			582,025
	Net Assets – 100%			$357,025,605

18	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$349,115,853	$—	$—	$349,115,853
Investment Companies	3,090,150	—	—	3,090,150
Warrants	26,734	—	—	26,734
Short-Term Investments	—	4,210,843	—	4,210,843
Total	$352,232,737	$4,210,843	$—	$356,443,580

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $296,208,763.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$71,925,031
Depreciation	(11,690,214)
Net unrealized appreciation (depreciation) of investments	$60,234,817

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.0%

	Aerospace & Defense – 1.9%

90,000	Lockheed Martin Corporation	$7,236,000
	Automobiles – 1.7%

202,700	General Motors Company	6,289,781
	Biotechnology – 3.3%

234,900	Amgen Inc., (2)	12,555,405
	Capital Markets – 0.9%

953,600	FBR Capital Markets Corporation, (2)	3,413,888
	Commercial Banks – 1.7%

430,000	Privatebancorp, Inc.	6,574,700
	Commercial Services & Supplies – 1.7%

245,000	Pitney Bowes Inc.	6,294,050
	Communications Equipment – 5.8%

291,000	Motorola Mobility Holdings Inc.	7,100,400

336,900	Motorola Solutions Inc.	15,056,061
	Total Communications Equipment	22,156,461
	Diversified Financial Services – 4.5%

2,119,000	Citigroup Inc., (2)	9,365,980

170,000	JPMorgan Chase & Co.	7,837,000
	Total Diversified Financial Services	17,202,980
	Independent Power Producers & Energy Traders – 1.4%

241,000	NRG Energy Inc., (2)	5,191,140
	Insurance – 16.1%

187,000	Aon Corporation	9,903,520

698,100	Genworth Financial Inc., Class A, (2)	9,396,426

350,000	Hartford Financial Services Group, Inc.	9,425,500

207,000	Loews Corporation	8,919,630

221,287	Reinsurance Group of America Inc.	13,892,398

372,800	Unum Group	9,786,000
	Total Insurance	61,323,474
	IT Services – 1.7%

460,000	Convergys Corporation, (2)	6,605,600
	Machinery – 3.1%

145,000	Ingersoll Rand Company Limited, Class A	7,004,950

135,000	Trinity Industries Inc.	4,950,450
	Total Machinery	11,955,400
	Media – 6.8%

752,000	Interpublic Group Companies, Inc., (2)	9,452,640

352,097	Viacom Inc., Class B	16,379,552
	Total Media	25,832,192
	Metals & Mining – 9.5%

311,199	AngloGold Ashanti Limited, Sponsored ADR	14,921,992

449,000	Aurizon Mines Ltd, (2)	3,156,470

262,000	Barrick Gold Corporation	13,600,420

1,597,200	Northgate Minerals Corporation, (2)	4,312,440
	Total Metals & Mining	35,991,322

20	Nuveen Investments

Shares	Description (1)			Value

	Mortgage REIT – 2.2%

550,000	Redwood Trust Inc.			$8,552,500
	Oil, Gas & Consumable Fuels – 12.7%

118,500	Apache Corporation			15,514,020

300,000	Denbury Resources Inc., (2)			7,320,000

70,000	Hess Corporation			5,964,700

53,000	Noble Energy, Inc.			5,122,450

305,000	Petrohawk Energy Corporation, (2)			7,484,700

280,000	Talisman Energy Inc.			6,916,000
	Total Oil, Gas & Consumable Fuels			48,321,870
	Pharmaceuticals – 10.4%

137,000	Merck & Company Inc.			4,522,370

797,200	Pfizer Inc.			16,191,132

352,000	Sanofi-Aventis, ADR			12,397,440

130,400	Valeant Pharmaceuticals International			6,495,224
	Total Pharmaceuticals			39,606,166
	Semiconductors & Equipment – 2.6%

1,200,044	Mattson Technology, Inc., (2)			2,928,107

946,200	PMC-Sierra, Inc., (2)			7,096,500
	Total Semiconductors & Equipment			10,024,607
	Software – 6.0%

940,077	CA Inc.			22,731,063
	Tobacco – 1.0%

55,000	Philip Morris International			3,609,650
	Total Common Stocks (cost $282,969,584)			361,468,249

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.9%

$18,417	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $18,416,693, collateralized by $18,590,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $18,787,064	0.010%	4/01/11	$18,416,688
	Total Short-Term Investments (cost $18,416,688)			18,416,688
	Total Investments (cost $301,386,272) – 99.9%			379,884,937
	Other Assets Less Liabilities – 0.1%			543,361
	Net Assets – 100%			$380,428,298

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$361,468,249	$—	$—	$361,468,249
Short-Term Investments	—	18,416,688	—	18,416,688
Total	$361,468,249	$18,416,688	$—	$379,884,937

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $305,753,121.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$95,450,133
Depreciation	(21,318,317)
Net unrealized appreciation (depreciation) of investments	$74,131,816

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 93.8%

	Aerospace & Defense – 3.1%

100,000	Lockheed Martin Corporation	$8,040,000

100,000	Raytheon Company	5,087,000
	Total Aerospace & Defense	13,127,000
	Automobiles – 2.0%

275,000	General Motors Company, (2)	8,533,250
	Biotechnology – 3.4%

268,400	Amgen Inc., (2)	14,345,980
	Capital Markets – 1.5%

39,500	Goldman Sachs Group, Inc.	6,259,565
	Commercial Banks – 1.3%

175,400	Wells Fargo & Company	5,560,180
	Commercial Services & Supplies – 1.3%

212,800	Pitney Bowes Inc.	5,466,832
	Communications Equipment – 5.6%

330,850	Motorola Mobility Holdings Inc., (2)	8,072,740

344,128	Motorola Solutions Inc., (2)	15,379,080
	Total Communications Equipment	23,451,820
	Diversified Financial Services – 4.5%

2,550,000	Citigroup Inc.	11,271,000

165,000	JPMorgan Chase & Co.	7,606,500
	Total Diversified Financial Services	18,877,500
	Energy Equipment & Services – 0.9%

75,600	Halliburton Company	3,767,904
	Food & Staples Retailing – 2.3%

186,500	CVS Caremark Corporation	6,400,680

142,100	Kroger Co.	3,406,137
	Total Food & Staples Retailing	9,806,817
	Independent Power Producers & Energy Traders – 1.5%

300,000	NRG Energy Inc., (2)	6,462,000
	Insurance – 16.9%

180,000	Aon Corporation	9,532,800

925,000	Genworth Financial Inc., Class A, (2)	12,450,500

400,000	Hartford Financial Services Group, Inc.	10,772,000

165,000	Lincoln National Corporation	4,956,600

226,441	Loews Corporation	9,757,343

260,000	MetLife, Inc.	11,629,800

465,000	Unum Group	12,206,250
	Total Insurance	71,305,293
	Machinery – 2.0%

175,000	Ingersoll Rand Company Limited, Class A	8,454,250
	Media – 6.2%

260,000	Time Warner Inc.	9,282,000

360,000	Viacom Inc., Class B	16,747,200
	Total Media	26,029,200

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)			Value

	Metals & Mining – 8.0%

375,001	AngloGold Ashanti Limited, Sponsored ADR			$17,981,298

305,000	Barrick Gold Corporation			15,832,550
	Total Metals & Mining			33,813,848
	Oil, Gas & Consumable Fuels – 13.5%

133,000	Apache Corporation			17,412,360

210,000	Canadian Natural Resources Limited			10,380,300

81,000	Hess Corporation			6,902,010

70,000	Noble Energy, Inc.			6,765,500

85,075	Occidental Petroleum Corporation			8,889,487

275,000	Talisman Energy Inc.			6,792,500
	Total Oil, Gas & Consumable Fuels			57,142,157
	Pharmaceuticals – 8.7%

154,000	Merck & Company Inc.			5,083,540

900,000	Pfizer Inc.			18,279,000

375,000	Sanofi-Aventis, ADR			13,207,500
	Total Pharmaceuticals			36,570,040
	Professional Services – 0.7%

104,300	Nielsen Holdings BV, (2)			2,848,433
	Road & Rail – 1.4%

60,000	Union Pacific Corporation			5,899,800
	Software – 7.7%

1,100,000	CA Inc.			26,598,000

235,000	Microsoft Corporation			5,959,600
	Total Software			32,557,600
	Tobacco – 1.3%

85,000	Philip Morris International			5,578,550
	Total Common Stocks (cost $336,374,163)			395,858,019

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.8%

$24,356	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $24,355,719, collateralized by $24,450,000 U.S. Treasury Notes, 1.375%, due 5/15/13, value $24,843,724	0.010%	4/01/11	$24,355,712
	Total Short-Term Investments (cost $24,355,712)			24,355,712
	Total Investments (cost $360,729,875) – 99.6%			420,213,731
	Other Assets Less Liabilities – 0.4%			1,540,760
	Net Assets – 100%			$421,754,491

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

24	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$395,858,019	$—	$—	$395,858,019
Short-Term Investments	—	24,355,712	—	24,355,712
Total	$395,858,019	$24,355,712	$—	$420,213,731

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $361,384,593.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$61,394,764
Depreciation	(2,565,626)
Net unrealized appreciation (depreciation) of investments	$58,829,138

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 92.8%

	Aerospace & Defense – 2.1%

24,550	Orbital Sciences Corporation	$464,486
	Building Products – 4.0%

67,450	Griffon Corporation, (2)	885,618
	Chemicals – 1.0%

6,400	Interpid Potash Inc., (2)	222,848
	Commercial Banks – 3.5%

15,800	Texas Capital BancShares, Inc., (2)	410,642

46,550	Western Alliance Bancorporation, (2)	382,641
	Total Commercial Banks	793,283
	Communications Equipment – 2.8%

101,150	Brocade Communications Systems Inc., (2)	622,073
	Containers & Packaging – 2.7%

6,250	Packaging Corp. of America	180,563

18,300	Temple-Inland Inc.	428,220
	Total Containers & Packaging	608,783
	Electrical Equipment – 5.0%

13,000	Belden Inc.	488,150

30,100	GrafTech International Ltd., (2)	620,963
	Total Electrical Equipment	1,109,113
	Electronic Equipment & Instruments – 8.9%

18,350	Arrow Electronics, Inc., (2)	768,498

18,550	Avnet Inc., (2)	632,370

10,350	Coherent Inc., (2)	601,439
	Total Electronic Equipment & Instruments	2,002,307
	Energy Equipment & Services – 1.2%

10,200	Subsea 7 S.A., (3)	257,593
	Food Products – 5.3%

22,400	Hormel Foods Corporation	623,616

9,933	Treehouse Foods Inc., (2)	564,890
	Total Food Products	1,188,506
	Hotels, Restaurants & Leisure – 4.0%

27,650	Bob Evans Farms	901,389
	Insurance – 11.3%

6,500	Allied World Assurance Holdings	407,485

6,600	Hanover Insurance Group Inc.	298,650

5,600	PartnerRe Limited	443,744

7,750	Reinsurance Group of America Inc.	486,545

10,000	StanCorp Financial Group Inc.	461,200

10,850	Willis Group Holdings PLC	437,906
	Total Insurance	2,535,530
	Machinery – 7.1%

13,000	CIRCOR International Inc.	611,260

1,450	Gardner Denver, Inc.	113,144

12,800	Harsco Corporation	451,712

26	Nuveen Investments

Shares	Description (1)			Value

	Machinery (continued)

2,450	Middleby Corporation, (2)			$228,389

3,350	Timken Company			175,205
	Total Machinery			1,579,710
	Metals & Mining – 10.8%

59,000	Aurizon Mines Ltd., (2)			414,770

24,500	Globe Specialty Metals Inc., (2)			557,620

195,350	Northgate Minerals Corporation, (2)			527,445

8,000	Reliance Steel & Aluminum Company			462,240

8,550	Royal Gold, Inc.			448,020
	Total Metals & Mining			2,410,095
	Oil, Gas & Consumable Fuels – 5.5%

27,800	Denbury Resources Inc., (2)			678,320

7,600	SM Energy Company			563,843
	Total Oil, Gas & Consumable Fuels			1,242,163
	Personal Products – 3.9%

29,050	Elizabeth Arden, Inc., (2)			871,791
	Real Estate Management & Development – 3.6%

42,300	Forestar Real Estate Group Inc., (2)			804,545
	Semiconductors & Equipment – 5.4%

57,900	PMC-Sierra, Inc., (2)			434,250

43,800	Teradyne Inc., (2)			780,078
	Total Semiconductors & Equipment			1,214,328
	Thrifts & Mortgage Finance – 3.3%

25,050	Northwest Bancshares Inc.			314,127

34,600	People’s United Financial, Inc.			435,268
	Total Thrifts & Mortgage Finance			749,395
	Trading Companies & Distributors – 1.4%

5,000	WESCO International Inc., (2)			312,500
	Total Common Stocks (cost $15,250,425)			20,776,056

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.8%

$1,067	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $1,067,139, collateralized by $1,075,000 U.S. Treasury Notes, 1.375%, due 5/15/13, value $1,092,311	0.010%	4/01/11	$1,067,138
	Total Short-Term Investments (cost $1,067,138)			1,067,138
	Total Investments (cost $16,317,563) – 97.6%			21,843,194
	Other Assets Less Liabilities – 2.4%			539,893
	Net Assets – 100%			$22,383,087

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

March 31, 2011

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$20,518,463	$257,593	$—	$20,776,056
Short-Term Investments	—	1,067,138	—	1,067,138
Total	$20,518,463	$1,324,731	$—	$21,843,194
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $16,500,235.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$5,667,750
Depreciation	(324,791)
Net unrealized appreciation (depreciation) of investments	$5,342,959

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.9%

135,750	Orbital Sciences Corporation	$2,568,390
	Apparel, Accesories & Luxury Goods – 1.0%

55,600	True Religion Apparel, Inc., (2)	1,304,932
	Building Products – 3.9%

392,550	Griffon Corporation, (2)	5,154,182
	Commercial Banks – 7.3%

88,450	Pacwest Bancorp.	1,923,788

134,600	Privatebancorp, Inc.	2,058,034

111,650	Texas Capital BancShares, Inc., (2)	2,901,784

338,450	Western Alliance Bancorporation, (2)	2,782,059
	Total Commercial Banks	9,665,665
	Communications Equipment – 3.3%

698,650	Brocade Communications Systems Inc., (2)	4,296,698
	Construction & Engineering – 2.2%

266,550	Orion Marine Group Inc., (2)	2,862,747
	Containers & Packaging – 3.1%

46,600	Packaging Corp. of America	1,346,274

116,150	Temple-Inland Inc.	2,717,910
	Total Containers & Packaging	4,064,184
	Electrical Equipment – 2.3%

80,550	Belden Inc.	3,024,653
	Electronic Equipment & Instruments – 2.9%

65,200	Coherent Inc., (2)	3,788,772
	Food Products – 4.7%

659,050	Smart Balance Inc., (2)	3,025,040

54,650	Treehouse Foods Inc., (2)	3,107,946
	Total Food Products	6,132,986
	Hotels, Restaurants & Leisure – 7.3%

167,500	Bob Evans Farms	5,460,500

244,550	California Pizza Kitchen, Inc., (2)	4,128,004
	Total Hotels, Restaurants & Leisure	9,588,504
	Household Durables – 1.1%

123,615	Hooker Furniture Corporation	1,478,435
	Insurance – 5.6%

113,150	Aspen Insurance Holdings Limited	3,118,414

26,600	Hanover Insurance Group Inc.	1,203,650

66,400	StanCorp Financial Group Inc.	3,062,368
	Total Insurance	7,384,432
	IT Services – 2.0%

179,450	Convergys Corporation, (2)	2,576,902
	Machinery – 8.6%

213,700	Albany International Corporation, Class A	5,321,130

85,050	CIRCOR International Inc.	3,999,051

14,250	Middleby Corporation, (2)	1,328,385

10,395	WABCO Holdings Inc., (2)	640,748
	Total Machinery	11,289,314

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2011

Shares	Description (1)			Value

	Metals & Mining – 11.5%

335,900	Aurizon Mines Ltd, (2)			$2,361,377

133,850	Globe Specialty Metals Inc., (2)			3,046,426

57,700	Horsehead Holding Corp., (2)			983,785

988,850	Northgate Minerals Corporation, (2)			2,669,895

51,750	Royal Gold, Inc.			2,711,700

271,950	Thompson Creek Metals Company Inc., (2)			3,410,253
	Total Metals & Mining			15,183,436
	Oil, Gas & Consumable Fuels – 5.9%

127,500	Carrizo Oil & Gas, Inc., (2)			4,708,575

42,300	SM Energy Company			3,138,237
	Total Oil, Gas & Consumable Fuels			7,846,812
	Paper & Forest Products – 1.3%

63,553	Buckeye Technologies Inc., (2)			1,730,548
	Personal Products – 4.6%

199,950	Elizabeth Arden, Inc., (2)			6,000,496
	Real Estate Management & Development – 3.9%

269,982	Forestar Real Estate Group Inc., (2)			5,135,058
	Road & Rail – 2.8%

167,300	Marten Transport, Ltd., (2)			3,730,790
	Semiconductors & Equipment – 7.1%

448,000	Entegris Inc., (2)			3,928,960

221,600	Standard Microsystems Corporation, (2)			5,464,656
	Total Semiconductors & Equipment			9,393,616
	Specialty Retail – 1.0%

325,591	Golfsmith International Holdings Inc., (2)			1,373,994
	Thrifts & Mortgage Finance – 1.5%

162,700	Northwest Bancshares Inc.			2,040,258
	Total Common Stocks (cost $99,438,013)			127,615,804

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.0%

$3,971	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $3,970,997, collateralized by $3,900,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $4,051,125	0.010%	4/01/11	$3,970,996
	Total Short-Term Investments (cost $3,970,996)			3,970,996
	Total Investments (cost $103,409,009) – 99.8%			131,586,800
	Other Assets Less Liabilities – 0.2%			289,875
	Net Assets – 100%			$131,876,675

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

30	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$127,615,804	$—	$—	$127,615,804
Short-Term Investments	—	3,970,996	—	3,970,996
Total	$127,615,804	$3,970,996	$—	$131,586,800

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $105,827,092.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$32,812,806
Depreciation	(7,053,098)
Net unrealized appreciation (depreciation) of investments	$25,759,708

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 80.3%

	Aerospace & Defense – 2.0%

803,700	Lockheed Martin Corporation	$64,617,480
	Airlines – 0.4%

857,405	Skywest Inc.	14,507,293
	Commercial Banks – 0.7%

4,350,000	Sumitomo Trust & Banking Company, ADR, (2), (4)	23,533,500
	Computers & Peripherals – 0.5%

463,000	Western Digital Corporation, (2)	17,265,270
	Diversified Telecommunication Services – 3.4%

650,000	KT Corporation, Sponsored ADR	12,694,500

1,422,000	Nippon Telegraph and Telephone Corporation, ADR	31,980,780

1,368,600	Telus Corporation	66,363,414
	Total Diversified Telecommunication Services	111,038,694
	Electric Utilities – 8.3%

2,960,000	Centrais Eletricas Brasileiras S.A. PFD B ADR	57,246,400

5,934,600	Electricite de France S.A., ADR, (2), (4)	49,019,796

2,370,000	Exelon Corporation	97,738,800

3,085,000	Korea Electric Power Corporation, Sponsored ADR	37,760,400

6,012,800	RusHydro, ADR, (2), (4)	30,785,536
	Total Electric Utilities	272,550,932
	Electronic Equipment & Instruments – 1.9%

1,485,000	Ingram Micro, Inc., Class A, (2)	31,229,550

618,000	Tech Data Corporation, (2)	31,431,480
	Total Electronic Equipment & Instruments	62,661,030
	Food & Staples Retailing – 5.4%

3,420,000	Kroger Co.	81,977,400

1,845,000	Wal-Mart Stores, Inc.	96,032,250
	Total Food & Staples Retailing	178,009,650
	Food Products – 1.7%

731,669	Cresud S.A., ADR	13,243,209

1,168,562	Dean Foods Company, (2)	11,685,620

1,612,750	Tyson Foods, Inc., Class A	30,948,673
	Total Food Products	55,877,502
	Health Care Equipment & Supplies – 0.5%

252,425	Zimmer Holdings, Inc., (2)	15,279,285
	Health Care Providers & Services – 2.0%

1,748,500	Aetna Inc.	65,446,355
	Insurance – 3.9%

472,300	Axis Capital Holdings Limited	16,492,716

771,128	CNA Financial Corporation, (2)	22,786,832

1,433,511	Marsh & McLennan Companies, Inc.	42,732,963

2,661,000	MS&AD Insurance Group Holdings Inc., (4)	29,989,470

1,351,600	Old Republic International Corporation	17,151,804
	Total Insurance	129,153,785

32	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 0.7%

715,000	eBay Inc., (2)	$22,193,600
	Machinery – 0.9%

549,693	AGCO Corporation, (2)	30,216,624
	Metals & Mining – 20.2%

2,525,000	Barrick Gold Corporation	131,072,750

55,795	Crystallex International Corporation, (2)	8,369

3,034,003	Geovic Mining Corporation, (2)	1,796,130

1,784,500	Gold Fields Limited, Sponsored ADR	31,157,370

8,282,000	Kinross Gold Corporation	130,441,500

1,960,000	Newcrest Mining Limited, Sponsored ADR, (4)	81,144,000

3,027,045	Newmont Mining Corporation	165,216,116

2,418,000	NovaGold Resources Inc., (2)	31,434,000

2,597,860	Polyus Gold Company, ADR, (4)	91,236,843
	Total Metals & Mining	663,507,078
	Multi-Utilities – 3.0%

3,522,000	Ameren Corporation	98,862,540
	Oil, Gas & Consumable Fuels – 8.7%

1,236,921	Arch Coal Inc.	44,578,633

3,760,000	Cameco Corporation	112,950,400

1,415,440	Chesapeake Energy Corporation	47,445,549

317,340	ConocoPhillips	25,342,772

975,000	Nexen Inc.	24,297,000

325,835	Petrobras Argentina S.A., ADR	7,197,695

910,000	StatoilHydro ASA, ADR	25,152,400
	Total Oil, Gas & Consumable Fuels	286,964,449
	Pharmaceuticals – 7.1%

4,540,000	Eli Lilly and Company	159,671,800

782,100	Forest Laboratories, Inc., (2)	25,261,830

1,495,000	Merck & Company Inc.	49,349,950
	Total Pharmaceuticals	234,283,580
	Road & Rail – 1.9%

5,168,000	East Japan Railway Company, ADR, (4)	47,804,000

145,400	Union Pacific Corporation	14,297,182
	Total Road & Rail	62,101,182
	Software – 3.1%

4,030,400	Microsoft Corporation	102,210,944
	Specialty Retail – 2.6%

3,025,700	Best Buy Co., Inc.	86,898,104
	Wireless Telecommunication Services – 1.4%

955,000	SK Telecom Company Limited, ADR	17,963,550

1,916,000	Turkcell Iletisim Hizmetleri A.S., ADR	28,797,480
	Total Wireless Telecommunication Services	46,761,030
	Total Common Stocks (cost $2,306,493,100)	2,643,939,907

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2011

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.9%

	Communications Equipment – 1.6%

52,858	Lucent Technologies Capital Trust I	7.750%		B3	$51,668,695
	Health Care Providers & Services – 1.3%

972,050	Omnicare Capital Trust II, Series B	4.000%		B	43,742,250
	Total Convertible Preferred Securities (cost $74,291,465)				95,410,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 3.6%

	Communications Equipment – 0.8%

$27,809	Lucent Technologies Inc., Series B	2.875%	6/15/25	BB–	$26,905,208
	Energy Equipment & Services – 1.2%

38,422	Nabors Industries Inc.	0.940%	5/15/11	BBB	38,229,890
	Health Care Providers & Services – 0.4%

15,116	Omnicare, Inc.	3.250%	12/15/35	B+	14,020,090
	Metals & Mining – 0.1%

3,018	Gold Reserve, Inc.	5.500%	6/15/22	N/A	2,112,600
	Oil, Gas & Consumable Fuels – 1.1%

6,853	Goodrich Petroleum Corporation	5.000%	10/01/29	CCC+	6,955,795

38,017	USEC Inc.	3.000%	10/01/14	CCC–	30,033,430
44,870	Total Oil, Gas & Consumable Fuels				36,989,225
$129,235	Total Convertible Bonds (cost $112,661,416)				118,257,013

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 18.1%

$596,303	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $596,303,510, collateralized by: $7,480,000 U.S. Treasury Notes, 4.250%, due 8/15/13, value $8,097,100 and $100,000,000 U.S. Treasury Notes, 2.625%, due 6/30/14, value $104,625,000 and $30,740,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $31,931,175 and $122,860,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $121,170,675 and $249,000,000 U.S. Treasury Notes, 2.250%, due 3/31/16, value $249,622,500 and $92,670,000 U.S. Treasury Notes, 2.875%, due 3/31/18, value $92,785,838	0.010%	4/04/11		$596,303,344
	Total Short-Term Investments (cost $596,303,344)				596,303,344
	Total Investments (cost $3,089,749,325) – 104.9%				3,453,911,209
	Other Assets Less Liabilities – (4.9)%				(160,439,545)
	Net Assets – 100%				$3,293,471,664

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

34	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$2,290,426,762	$353,513,145	$—	$2,643,939,907
Convertible Preferred Securities	43,742,250	51,668,695	—	95,410,945
Convertible Bonds	—	118,257,013	—	118,257,013
Short-Term Investments	—	596,303,344	—	596,303,344
Total	$2,334,169,012	$1,119,742,197	$—	$3,453,911,209
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $3,109,660,205.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$387,676,638
Depreciation	(43,425,634)
Net unrealized appreciation (depreciation) of investments	$344,251,004

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/A	Not available.

ADR	American Depositary Receipt.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

March 31, 2011

Shares	Description (1)			Value

	COMMODITY FUNDS – 1.9%

	Non-Affiliated Commodity Funds – 1.9%

16,707	Credit Suisse Commodity Return Strategy Fund			$164,739
	Total Commodity Funds (cost $149,711)			164,739
	EQUITY FUNDS – 80.2%

	Affiliated Equity Funds – 79.2%

19,713	Nuveen Multi-Manager Large-Cap Value Fund (Class I)			403,530

31,565	Nuveen NWQ Large-Cap Value Fund (Class I)			602,272

23,057	Nuveen Real Estate Securities Fund (Class I)			443,856

8,086	Nuveen Santa Barbara Growth Fund (Class I)			168,206

38,265	Nuveen Santa Barbara International Equity Fund (Class I)			1,188,522

9,381	Nuveen Symphony Large-Cap Growth Fund (Class I)			235,757

12,558	Nuveen Tradewinds Emerging Markets Fund (Class I)			533,851

9,565	Nuveen Tradewinds Global Resources Fund (Class I)			265,258

44,832	Nuveen Tradewinds International Value Fund (Class I)			1,191,187

9,317	Nuveen Tradewinds Value Opportunities Fund (Class I)			336,068

48,804	Nuveen U.S. Equity Completeness Fund, (2)			1,008,302

18,740	Nuveen Winslow Large-Cap Growth Fund (Class I)			609,827
	Total Affiliated Equity Funds (cost $6,540,270)			6,986,636
	Non-Affiliated Equity Funds – 1.0%

10	Guggenheim Frontier Markets ETF			221

2,080	SPDR Barclays Capital Convertible Securities ETF			87,672

3	SPDR S&P Emerging Middle East and Africa ETF			225
	Total Non-Affiliated Equity Funds (cost $86,000)			88,118
	Total Equity Funds (cost $6,626,270)			7,074,754
	FIXED INCOME FUNDS – 16.2%

	Affiliated Fixed Income Funds – 16.2%

21,645	Nuveen High Yield Bond Fund (Class I)			393,740

24,686	Nuveen Inflation Protected Securities Fund (Class I)			262,913

4,117	Nuveen Multi-Strategy Core Bond Fund (Class I)			83,550

10,234	Nuveen Preferred Securities Fund (Class I)			172,868

6,410	Nuveen Short Duration Bond Fund (Class I)			126,472

18,591	Nuveen Symphony Credit Opportunities Fund (Class I)			394,136
	Total Fixed Income Funds (cost $1,320,578)			1,433,679

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%

$164	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $163,923, collateralized by $170,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $167,663	0.010%	4/1/2011	$163,922
	Total Short-Term Investments (cost $163,922)			163,922
	Total Investments (cost $8,260,480) – 100.1%			8,837,094
	Other Assets Less Liabilities – (0.1)%			(13,185)
	Net Assets – 100%			$8,823,909

36	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$164,739	$—	$—	$164,739
Equity Funds*	6,066,452	1,008,302	—	7,074,754
Fixed Income Funds	1,433,679	—	—	1,433,679
Short-Term Investments	—	163,922	—	163,922
Total	$7,664,870	$1,172,224	$—	$8,837,094
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $8,432,317.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$576,789
Depreciation	(172,012)
Net unrealized appreciation (depreciation) of investments	$404,777

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

See accompanying notes to financial statements.

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

March 31, 2011

Shares	Description (1)			Value

	COMMODITY FUNDS – 1.9%

	Non-Affiliated Commodity Funds – 1.9%

124,691	Credit Suisse Commodity Return Strategy Fund			$1,229,461
	Total Commodity Funds (cost $1,117,303)			1,229,461
	EQUITY FUNDS – 61.2%

	Affiliated Equity Funds – 59.0%

115,037	Nuveen Multi-Manager Large-Cap Value Fund (Class I)			2,354,813

182,119	Nuveen NWQ Large-Cap Value Fund (Class I)			3,474,838

132,382	Nuveen Real Estate Securities Fund (Class I)			2,548,370

47,159	Nuveen Santa Barbara Growth Fund (Class I)			980,908

159,057	Nuveen Santa Barbara International Equity Fund (Class I)			4,940,314

54,168	Nuveen Symphony Large-Cap Growth Fund (Class I)			1,361,252

60,076	Nuveen Tradewinds Emerging Markets Fund (Class I)			2,553,858

68,766	Nuveen Tradewinds Global Resources Fund (Class I)			1,906,888

217,070	Nuveen Tradewinds International Value Fund (Class I)			5,767,568

53,833	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,941,789

285,005	Nuveen U.S. Equity Completeness Fund, (2)			5,888,215

108,830	Nuveen Winslow Large-Cap Growth Fund (Class I)			3,541,352
	Total Affiliated Equity Funds (cost $33,989,798)			37,260,165
	Non-Affiliated Equity Funds – 2.2%

60	Guggenheim Frontier Markets ETF			1,324

11,840	iShares MSCI EAFE Growth Index Fund			736,921

14,780	SPDR Barclays Capital Convertible Securities ETF			622,977

20	SPDR S&P Emerging Middle East and Africa ETF			1,503
	Total Non-Affiliated Equity Funds (cost $1,056,808)			1,362,725
	Total Equity Funds (cost $35,046,606 )			38,622,890

	FIXED INCOME FUNDS – 34.3%

	Affiliated Fixed Income Funds – 34.3%

291,585	Nuveen High Yield Bond Fund (Class I)			5,303,933

529,774	Nuveen Inflation Protected Securities Fund (Class I)			5,642,100

92,468	Nuveen Multi-Strategy Core Bond Fund (Class I)			1,876,193

73,909	Nuveen Preferred Securities Fund (Class I)			1,248,328

114,247	Nuveen Short Duration Bond Fund (Class I)			2,254,108

250,701	Nuveen Symphony Credit Opportunities Fund (Class I)			5,314,871
	Total Fixed Income Funds (cost $20,124,197)			21,639,533

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%

$1,520	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $1,520,157, collateralized by $1,575,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $1,533,344	0.010%	4/1/2011	$1,520,156
	Total Short-Term Investments (cost $1,520,156)			1,520,156
	Total Investments (cost $57,808,262) – 99.8%			63,012,040
	Other Assets Less Liabilities – 0.2%			122,017
	Net Assets – 100%			$63,134,057

38	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$1,229,461	$—	$—	$1,229,461
Equity Funds*	32,734,675	5,888,215	—	38,622,890
Fixed Income Funds	21,639,533	—	—	21,639,533
Short-Term Investments	—	1,520,156	—	1,520,156
Total	$55,603,669	$7,408,371	$—	$63,012,040
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $58,883,522.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$5,203,940
Depreciation	(1,075,422)
Net unrealized appreciation (depreciation) of investments	$4,128,518

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

See accompanying notes to financial statements.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

March 31, 2011

Shares	Description (1)			Value

	COMMODITY FUNDS – 2.0%

	Non-Affiliated Commodity Funds – 2.0%

107,759	Credit Suisse Commodity Return Strategy Fund			$1,062,511
	Total Commodity Funds (cost $965,583)			1,062,511
	EQUITY FUNDS – 41.3%

	Affiliated Equity Funds – 39.7%

64,562	Nuveen Multi-Manager Large-Cap Value Fund (Class I)			1,321,586

103,012	Nuveen NWQ Large-Cap Value Fund (Class I)			1,965,469

86,954	Nuveen Real Estate Securities Fund (Class I)			1,673,865

26,538	Nuveen Santa Barbara Growth Fund (Class I)			552,002

97,090	Nuveen Santa Barbara International Equity Fund (Class I)			3,015,632

31,931	Nuveen Symphony Large-Cap Growth Fund (Class I)			802,442

26,442	Nuveen Tradewinds Emerging Markets Fund (Class I)			1,124,056

59,775	Nuveen Tradewinds Global Resources Fund (Class I)			1,657,577

124,051	Nuveen Tradewinds International Value Fund (Class I)			3,296,045

30,430	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,097,621

160,871	Nuveen U.S. Equity Completeness Fund, (2)			3,323,601

61,399	Nuveen Winslow Large-Cap Growth Fund (Class I)			1,997,920
	Total Affiliated Equity Funds (cost $19,852,003)			21,827,816
	Non-Affiliated Equity Funds – 1.6%

50	Guggenheim Frontier Markets ETF			1,103

5,390	iShares MSCI EAFE Growth Index Fund			335,474

13,050	SPDR Barclays Capital Convertible Securities ETF			550,058

15	SPDR S&P Emerging Middle East and Africa ETF			1,127
	Total Non-Affiliated Equity Funds (cost $757,354)			887,762
	Total Equity Funds (cost $20,609,357)			22,715,578
	FIXED INCOME FUNDS – 54.4%

	AFFILLIATED FIXED INCOME FUNDS – 54.4%

196,775	Nuveen High Yield Bond Fund (Class I)			3,579,348

875,171	Nuveen Inflation Protected Securities Fund (Class I)			9,320,578

242,249	Nuveen Multi-Strategy Income Fund (Class I)			4,915,251

65,075	Nuveen Preferred Securities Fund (Class I)			1,099,131

374,526	Nuveen Short Duration Bond Fund (Class I)			7,389,401

169,791	Nuveen Symphony Credit Opportunities Fund (Class I)			3,599,583
	Total Fixed Income Funds (cost $28,375,704)			29,903,292

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%

$1,276	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $1,276,406, collateralized by $1,305,000 U.S. Treasury Notes, 0.625%, due 1/31/13, value $1,303,369	0.010%	4/04/11	$1,276,405
	Total Short-Term Investments (cost $1,276,405)			1,276,405
	Total Investments (cost $51,227,049) – 100.0%			54,957,786
	Other Assets Less Liabilities – (0.0)%			(22,084)
	Net Assets – 100%			$54,935,702

40	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$1,062,511	$—	$—	$1,062,511
Equity Funds*	19,391,977	3,323,601	—	22,715,578
Fixed Income Funds	29,903,292	—	—	29,903,292
Short-Term Investments	—	1,276,405	—	1,276,405
Total	$50,357,780	$4,600,006	$—	$54,957,786
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $51,486,256.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,733,813
Depreciation	(262,283)
Net unrealized appreciation (depreciation) of investments	$3,471,530

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

See accompanying notes to financial statements.

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 96.1%

	Aerospace & Defense – 2.1%

90	AAR Corporation	$2,495

10	BE Aerospace Inc., (2)	355

330	Boeing Company	24,397

100	Ceradyne Inc.	4,508

70	Cubic Corporation	4,025

70	Digitalglobe Inc., (2)	1,962

200	General Dynamics Corporation	15,312

110	GeoEye, Inc., (2)	4,574

80	Goodrich Corporation	6,842

140	Hexcel Corporation, (2)	2,757

280	Honeywell International Inc.	16,719

40	Huntington Ingalls Industries Inc.	1,660

70	ITT Industries, Inc.	4,204

110	Kratos Defence & Security Solutions Inc.	1,566

120	L-3 Communications Holdings, Inc.	9,397

30	Ladish Company, Inc.	1,640

200	Lockheed Martin Corporation	16,080

40	Moog Inc., CLass A Shares, (2)	1,836

10	National Presto Industries Inc.	1,127

240	Northrop Grumman Corporation	15,050

60	Precision Castparts Corporation	8,831

300	Raytheon Company	15,261

120	Rockwell Collins, Inc.	7,780

80	Spirit AeroSystems Holdings Inc., (2)	2,054

30	Teledyne Technologies Inc., (2)	1,551

230	Textron Inc.	6,300

430	United Technologies Corporation	36,400
	Total Aerospace & Defense	214,683
	Air Freight & Logistics – 0.4%

180	Atlas Air Worldwide Holdings Inc.	12,550

30	C.H. Robinson Worldwide, Inc.	2,224

110	FedEx Corporation	10,291

110	Hub Group, Inc., (2)	3,981

170	United Parcel Service, Inc., Class B	12,634
	Total Air Freight & Logistics	41,680
	Airlines – 0.5%

20	Alaska Air Group, Inc., (2)	1,268

80	Copa Holdings S.A.	4,224

120	Delta Air Lines, Inc., (2)	1,176

1,710	JetBlue Airways Corporation	10,722

210	Republic Airways Holdings, Inc., (2)	1,350

70	Skywest Inc.	1,184

800	Southwest Airlines Co.	10,104

42	Nuveen Investments

Shares	Description (1)	Value

	Airlines (continued)

870	United Continental Holdings Inc.	$20,001

160	US Airways Group Inc., (2)	1,394
	Total Airlines	51,423
	Auto Components – 0.6%

600	Dana Holding Corporation, (2)	10,434

80	Dorman Products, Inc.	3,367

230	Exide Technologies	2,571

80	Fuel Systems Solutions, Inc.	2,414

320	Johnson Controls, Inc.	13,302

220	Tenneco Inc.	9,339

440	TRW Automotive Holdings Corporation, (2)	24,235
	Total Auto Components	65,662
	Automobiles – 0.7%

4,740	Ford Motor Company, (2)	70,673

10	Thor Industries, Inc.	334

100	Winnebago Industries Inc.	1,337
	Total Automobiles	72,344
	Beverages – 0.8%

40	Boston Beer Company	3,705

80	Coca-Cola Enterprises Inc.	2,184

10	Coca-Cola Bottling Company Consolidated	668

450	Coca-Cola Company	29,858

210	Dr. Pepper Snapple Group	7,804

70	Molson Coors Brewing Company, Class B	3,282

520	PepsiCo, Inc.	33,493
	Total Beverages	80,994
	Biotechnology – 1.3%

40	Acorda Therapeutics, Inc., (2)	928

140	Alkermes Inc., (2)	1,813

100	Alnylam Pharmaceuticals, Inc., (2)	957

400	Amgen Inc., (2)	21,380

10	Amylin Pharmaceuticals Inc., (2)	114

60	Ardea Biosciences Inc., (2)	1,721

540	Ariad Pharmaceuticals, Inc.	4,061

420	ArQule Inc.	3,007

210	Biogen Idec Inc., (2)	15,412

160	BioMarin Pharmaceutical Inc., (2)	4,021

40	Biomimetic Therapeutics, Inc., (2)	524

60	Celgene Corporation, (2)	3,452

60	Cephalon, Inc., (2)	4,547

160	Cepheid, Inc., (2)	4,483

350	Cubist Pharmaceuticals Inc., (2)	8,834

130	Emergent BioSolutions, Inc., (2)	3,141

100	Genzyme Corporation, (2)	7,615

60	Gilead Sciences, Inc., (2)	2,546

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Biotechnology (continued)

250	Halozyme Therapeutics, Inc.	$1,678

20	Human Genome Sciences, Inc., (2)	549

420	Immunogen, Inc., (2)	3,809

370	Immunomedics, Inc.	1,413

90	Incyte Pharmaceuticals Inc., (2)	1,427

230	ISIS Pharmaceuticals, Inc., (2)	2,079

750	Keryx Biopharmaceuticals, Inc.	3,750

20	Medivation, Inc.	373

30	Metabolix, Inc.	315

230	Micromet, Inc.	1,290

150	Nabi Biopharmaceuticals, (2)	872

190	Novavax, Inc., (2)	492

180	NPS Pharmaceuticals, Inc.	1,723

50	Pharmasett Inc., (2)	3,936

140	Rigel Pharmaceuticals, Inc., (2)	995

270	Seattle Genetics, Inc., (2)	4,204

290	SIGA Technologies, Inc., (2)	3,509

60	Targacept, Inc.	1,595

260	Theravance Inc., (2)	6,297

50	Vanda Pharmaceuticals, Inc., (2)	365

430	ZIOPHARM Oncology, Inc.	2,688
	Total Biotechnology	131,915
	Building Products – 0.1%

60	Apogee Enterprises, Inc.	791

50	Gibraltar Industries Inc., (2)	597

50	Masco Corporation	696

110	Smith AO Corporation	4,877
	Total Building Products	6,961
	Capital Markets – 2.2%

1,260	American Capital Limited, (2)	12,474

270	Ameriprise Financial, Inc.	16,492

150	Bank of New York Company, Inc.	4,481

20	BlackRock Inc.	4,020

30	Calamos Asset Management, Inc., Class A	498

90	Duff & Phelps Corporation, Class A	1,438

60	E*Trade Group Inc., (2)	938

30	Eaton Vance Corporation	967

120	Epoch Holding Corporation	1,894

40	Franklin Resources, Inc.	5,003

490	Goldman Sachs Group, Inc.	77,650

20	Greenhill & Co Inc.	1,316

30	Internet Capital Group Inc., (2)	426

340	Invesco LTD	8,690

10	Investment Technology Group, (2)	182

200	Janus Capital Group Inc.	2,494

44	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets (continued)

170	Jefferies Group, Inc.	$4,240

20	Knight Trading Group Inc., (2)	268

90	Legg Mason, Inc.	3,248

170	Main Street Capital Corporation	3,137

20	MF Global Holdings Limited	166

1,420	Morgan Stanley	38,794

70	Northern Trust Corporation	3,553

20	Oppenheimer Holdings Inc., Class A	670

150	Pennantpark Investment Corporation	1,788

50	Piper Jaffray Companies, (2)	2,072

180	Raymond James Financial Inc.	6,883

20	SEI Investments Company	478

190	State Street Corporation	8,539

90	Stifel Financial Corporation, (2)	6,461

40	T. Rowe Price Group Inc.	2,657

120	TradeStation Group, Inc., (2)	842

40	Waddell & Reed Financial, Inc., Class A	1,624

10	Westwood Holding Group Inc.	403
	Total Capital Markets	224,786
	Chemicals – 2.5%

130	A Schulman, Inc.	3,214

60	Air Products & Chemicals Inc.	5,411

20	Airgas, Inc.	1,328

140	Arch Chemicals Inc.	5,823

100	Ashland Inc.	5,776

60	Balchem Corporation	2,251

200	Calgon Carbon Corporation, (2)	3,176

40	Celanese Corporation, Series A	1,775

30	CF Industries Holdings, Inc.	4,104

130	Cytec Industries, Inc.	7,068

980	Dow Chemical Company	36,995

800	E.I. Du Pont de Nemours and Company	43,976

70	Eastman Chemical Company	6,952

350	Ferro Corporation	5,807

20	FMC Corporation	1,699

140	H.B. Fuller Company	3,007

100	Huntsman Corporation	1,738

90	Interpid Potash Inc., (2)	3,134

60	Koppers Holdings Inc.	2,562

10	Lubrizol Corporation	1,340

60	Minerals Technologies Inc.	4,111

170	Mosaic Company	13,388

20	Nalco Holding Company	546

50	NewMarket Corporation	7,911

180	Olin Corporation	4,126

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Chemicals (continued)

420	PolyOne Corporation, (2)	$5,968

110	PPG Industries, Inc.	10,473

120	Praxair, Inc.	12,192

30	Quaker Chemical Corporation	1,205

160	Rockwood Holdings Inc., (2)	7,875

30	RPM International, Inc.	712

70	Senomyx, Inc.	423

190	Sensient Technologies Corporation	6,810

50	Sherwin-Williams Company	4,200

590	Solutia Inc., (2)	14,986

20	Sparetech Corporation	145

190	Valspar Corporation	7,429

170	WR Grace & Company, (2)	6,509

10	Zep Inc.	174
	Total Chemicals	256,319
	Commercial Banks – 3.3%

320	Ameris Bancorp.	3,251

80	BancFirst Corporation	3,414

10	Bank of Hawaii Corporation	478

90	Bank of the Ozarks, Inc.	3,934

290	BB&T Corporation	7,961

10	BOK Financial Corporation	517

260	Boston Private Financial Holdings Inc.	1,838

150	Cathay General Bancorp.	2,558

40	Centerstate Banks of Florida, Inc.	280

430	CIT Group Inc., (2)	18,297

10	City Holding Company	354

270	Comerica Incorporated	9,914

160	Community Bank System Inc.	3,883

110	Community Trust Bancorp, Inc.	3,044

20	Cullen/Frost Bankers, Inc.	1,180

40	Danvers Bancorp Inc.	857

410	East West Bancorp Inc.	9,004

570	F.N.B. Corporation PA	6,008

950	Fifth Third Bancorp.	13,186

20	First Bancorp of North Carolina, Inc.	265

310	First Commonwealth Financial Corporation	2,124

120	First Financial Bancorp.	2,003

20	First Financial Bankshares, Inc.	1,027

50	First Midwest Bancorp, Inc.	590

40	FirstMerit Corporation	682

70	Fulton Financial Corporation	778

20	Great Southern Bancorp.	429

30	Hancock Holding Company	985

30	Home Bancshares, Inc.	683

46	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

2,850	Huntington BancShares Inc.	$18,924

50	IberiaBank Corporation	3,007

160	International Bancshares Corporation	2,934

130	Investors Bancorp, Inc.	1,936

2,430	KeyCorp.	21,578

70	M&T Bank Corporation	6,193

320	Marshall and Ilsley Corporation	2,557

10	MB Financial, Inc.	210

70	Nara Bancorp, Inc.	673

120	National Penn Bancshares, Inc.	929

110	NBT Bancorp, Inc.	2,507

10	Northfield Bancorp Inc.	138

50	Old National Bancorp.	536

20	Park National Corporation	1,336

470	PNC Financial Services Group, Inc.	29,605

50	Prosperity Bancshares, Inc.	2,139

1,140	Regions Financial Corporation	8,276

50	Renasant Corporation	849

40	Sandy Spring Bancorp, Inc.	738

80	SCBT Financial Corporation	2,662

100	Signature Bank, (2)	5,640

20	Southside Bancshares, Inc.	428

40	Southwest Bancorp, Inc.	568

40	Suffolk Bancorp.	839

430	SunTrust Banks, Inc.	12,401

260	Susquehanna Bancshs Inc.	2,431

20	SVB Financial Group, (2)	1,139

420	TCF Financial Corporation	6,661

40	Tompkins Financial Corporation	1,662

110	Trustmark Corporation	2,576

930	U.S. Bancorp	24,580

50	UMB Financial Corporation	1,868

120	Umpqua Holdings Corporation	1,373

120	United Bankshares, Inc.	3,182

20	Univest Corporation of Pennsylvania	354

50	Valley National Bancorp.	698

40	Washington Banking Company	564

130	Washington Trust Bancorp, Inc.	3,086

150	Webster Financial Corporation	3,215

1,470	Wells Fargo & Company	46,599

40	Westamerica Bancorp.	2,055

240	Whitney Holding Corporation	3,269

210	Wilmington Trust Corporation	949

40	Wintrust Financial Corporation	1,470

170	Zions Bancorporation	3,920
	Total Commercial Banks	338,778

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.7%

80	ABM Industries Inc.	$2,031

110	Acco Brands Corporation	1,049

10	American Ecology Corporation	174

310	American Reprographics Co, (2)	3,209

70	APAC Customer Services Inc.	421

20	Avery Dennison Corporation	839

70	Brinks Company	2,318

50	Cintas Corporation	1,514

40	Clean Harbors, Inc., (2)	3,946

50	Corrections Corporation of America, (2)	1,220

60	Covanta Holding Corporation	1,025

450	EnergySolutions Inc.	2,682

20	G&K Services, Inc.	665

210	Geo Group Inc., (2)	5,384

120	Healthcare Services Group, Inc.	2,110

50	Higher One Holdings Incn	723

60	Innerworkings, Inc.	443

50	Interface, Inc.	925

10	Iron Mountain Inc.	312

100	Mine Safety Appliances Company	3,667

110	Mobile Mini, Inc.	2,642

30	Pitney Bowes Inc.	771

270	R.R. Donnelley & Sons Company	5,108

320	Republic Services, Inc.	9,613

60	Steelcase Inc.	683

70	Viad Corporation	1,676

380	Waste Management, Inc.	14,189
	Total Commercial Services & Supplies	69,339
	Communications Equipment – 1.8%

30	Acme Packet, Inc.	2,129

150	ADTRAN, Inc.	6,369

330	Aruba Networks, Inc., (2)	11,167

90	Blue Coat Systems Inc., (2)	2,534

70	Ciena Corporation, (2)	1,817

330	Cisco Systems, Inc., (2)	5,660

30	Comtech Telecom Corporation, (2)	815

20	DG FastChannel	644

290	Digi International, Inc., (2)	3,062

820	Extreme Networks Inc., (2)	2,870

160	F5 Networks, Inc., (2)	16,411

260	Finisar Corporation	6,396

30	Harris Corporation	1,488

270	Interdigital Inc., (2)	12,882

770	JDS Uniphase Corporation, (2)	16,047

90	Juniper Networks Inc., (2)	3,787

48	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

18	Motorola Mobility Holdings Inc.	$439

21	Motorola Solutions Inc.	938

260	Netgear, Inc., (2)	8,434

20	Oplink Communications, Inc., (2)	390

110	Plantronics Inc.	4,028

10	Polycom Inc., (2)	519

1,590	Powerwave Technologies Inc.	7,171

250	QUALCOMM, Inc.	13,708

5,080	Qwest Communications Intl.	34,696

430	Riverbed Technology, Inc., (2)	16,190

60	ShoreTel, Inc., (2)	494

50	Sycamore Networks, Inc., (2)	1,222

450	Symmetricom Inc., (2)	2,759

80	ViaSat, Inc., (2)	3,187
	Total Communications Equipment	188,253
	Computers & Peripherals – 1.9%

340	Apple, Inc., (2)	118,473

130	Cray, Inc.	839

250	Dell Inc., (2)	3,628

120	Electronics For Imaging, (2)	1,765

700	EMC Corporation, (2)	18,585

400	Hewlett-Packard Company	16,388

40	Imation Corporation, (2)	446

30	Intevac, Inc.	373

180	Network Appliance Inc., (2)	8,672

260	Novatel Wireless, (2)	1,420

1,780	Quantum Corporation, (2)	4,486

500	Seagate Technology, (2)	7,200

10	STEC Inc.	201

60	Stratasys, Inc., (2)	2,820

80	Synaptics, Inc., (2)	2,162

190	Western Digital Corporation, (2)	7,085
	Total Computers & Peripherals	194,543
	Construction & Engineering – 0.3%

60	AECOM Technology Corporation, (2)	1,664

130	Chicago Bridge & Iron Company N.V., (2)	5,286

40	Emcor Group Inc., (2)	1,239

70	Fluor Corporation	5,156

260	Great Lakes Dredge & Dock Corporation	1,984

10	Insituform Technologies, Inc., (2)	268

240	KBR Inc.	9,065

100	Orion Marine Group Inc., (2)	1,074

10	Shaw Group Inc., (2)	354

80	URS Corporation, (2)	3,684
	Total Construction & Engineering	29,774

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Construction Materials – 0.0%

40	Texas Industries Inc.	$1,809

10	Vulcan Materials Company	456
	Total Construction Materials	2,265
	Consumer Finance – 0.8%

160	Advance America Cash Advance Centers Inc	848

440	American Express Company	19,888

430	Capital One Financial Corporation	22,343

50	Credit Acceptance Corporation	3,548

650	Discover Financial Services	15,678

130	EZCORP, Inc., (2)	4,081

60	First Cash Financial Services, Inc., (2)	2,316

530	SLM Corporation, (2)	8,109

140	World Acceptance Corporation	9,128
	Total Consumer Finance	85,939
	Containers & Packaging – 0.4%

330	Ball Corporation	11,831

30	Graham Packaging Company, Inc.	523

10	Owens-Illinois, Inc., (2)	302

30	Rock-Tenn Company	2,081

20	Sealed Air Corporation	533

30	Silgan Holdings, Inc.	1,144

170	Sonoco Products Company	6,159

650	Temple-Inland Inc.	15,210
	Total Containers & Packaging	37,783
	Distributors – 0.1%

10	Core-Mark Holding Company, Inc., (2)	331

130	Genuine Parts Company	6,973

10	LKQ Corporation, (2)	241

10	Pool Corporation	241

80	Weyco Group, Inc.	1,957
	Total Distributors	9,743
	Diversified Consumer Services – 0.5%

40	American Public Education Inc., (2)	1,618

40	Bridgepoint Education Inc., (2)	684

20	Career Education Corporation, (2)	454

150	Coinstar Inc., (2)	6,888

890	Corinthian Colleges Inc., (2)	3,934

20	Education Management Corporation, (2)	419

400	H & R Block Inc.	6,696

20	Hillenbrand Inc.	430

20	ITT Educational Services, Inc., (2)	1,443

70	K12, Inc., (2)	2,359

40	Matthews International Corporation	1,542

250	Regis Corporation	4,435

330	Sothebys Holdings Inc.	17,358

50	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

20	Universal Technical Institute Inc.	$389
	Total Diversified Consumer Services	48,649
	Diversified Financial Services – 1.9%

3,490	Bank of America Corporation	46,522

5,280	Citigroup Inc., (2)	23,338

10	CME Group, Inc.	3,016

2,020	JP Morgan Chase & Co.	93,122

100	Leucadia National Corporation, (2)	3,754

30	Marketaxess	726

10	MSCI Inc., Class A Shares, (2)	368

280	Nasdaq Stock Market, Inc., (2)	7,235

430	New York Stock Exchange Euronext	15,123

60	PHH Corporation, (2)	1,306

20	PICO Holdings, Inc.	601
	Total Diversified Financial Services	195,111
	Diversified Telecommunication Services – 3.5%

30	Abovenet Communications, (2)	1,946

320	Alaska Communications Systems Group Inc.	3,408

5,820	AT&T Inc.	178,092

40	Atlantic Tele-Network, Inc.	1,488

60	Cbeyond Inc., (2)	700

520	CenturyLink Inc.	21,606

360	Cincinnati Bell Inc.	965

30	Consolidated Communications Holdings, Inc.	562

1,090	Frontier Communications Corporation	8,960

100	General Communication, Inc., (2)	1,094

60	Hughes Communications, Inc., (2)	3,580

10	Neutral Tandem Inc., (2)	148

420	TW Telecom Inc., (2)	8,064

3,290	Verizon Communications Inc.	126,797

1,140	Vonage Holdings Corporation	5,198
	Total Diversified Telecommunication Services	362,608
	Electric Utilities – 2.3%

110	ALLETE Inc	4,287

530	American Electric Power Company, Inc.	18,624

40	Central Vermont Public Service Corp.	932

120	Cleco Corporation	4,115

1,790	Duke Energy Corporation	32,489

400	Edison International	14,636

170	Entergy Corporation	11,426

610	Exelon Corporation	25,156

370	FirstEnergy Corp.	13,723

40	IDACORP, INC	1,524

390	NextEra Energy Inc.	21,497

210	Northeast Utilities	7,266

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Electric Utilities (continued)

70	NV Energy Inc.	$1,042

70	Otter Tail Power Corporation	1,591

250	Pepco Holdings, Inc.	4,663

140	Pinnacle West Capital Corporation	5,991

150	Portland General Electric Company	3,566

250	PPL Corporation	6,325

360	Progress Energy, Inc.	16,610

720	Southern Company	27,439

60	UIL Holdings Corporation	1,831

260	Unisource Energy Corporation	9,394

100	Unitil Corp.	2,356
	Total Electric Utilities	236,483
	Electrical Equipment – 0.5%

100	Acuity Brands Inc.	5,849

10	Ametek Inc.	439

70	Brady Corporation	2,498

290	Emerson Electric Company	16,945

10	Ener1 Inc., (2)	30

150	Franklin Electric Company, Inc.	6,930

20	General Cable Corporation, (2)	866

140	GrafTech International Ltd., (2)	2,888

110	Hubbell Incorporated, Class B	7,813

50	II VI Inc., (2)	2,488

30	Powell Industries Inc.	1,183

10	Regal-Beloit Corporation	738

140	Vicor Corporation	2,309

100	Woodward Governor Company	3,456
	Total Electrical Equipment	54,432
	Electronic Equipment & Instruments – 0.8%

60	Anixter International Inc., (2)	4,193

10	Arrow Electronics, Inc., (2)	419

80	Avnet Inc., (2)	2,727

340	AVX Group	5,069

150	Checkpoint Systems Inc., (2)	3,372

140	Cognex Corporation	3,955

60	Coherent Inc., (2)	3,487

1,130	Corning Incorporated	23,312

50	Echelon Corporation	507

170	Electro Rent Corporation	2,921

30	FARO Technologies, Inc.	1,200

10	FLIR Systems Inc., (2)	346

10	Jabil Circuit Inc.	204

110	Measurement Specialties, Inc.	3,747

10	Molex Inc.	251

160	National Instruments Corporation	5,243

52	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

90	OSI Systems Inc., (2)	$3,378

60	Plexus Corporation, (2)	2,104

80	Power One Inc, (2)	700

230	Radisys Corporation	1,992

10	ScanSource, Inc., (2)	380

360	SMART Modular Technologies, Inc.	2,797

40	Spectrum Control, Inc.	787

10	SYNNEX Corporation, (2)	327

10	Tech Data Corporation, (2)	509

30	Trimble Navigation Limited, (2)	1,516

100	TTM Technologies, Inc., (2)	1,816

160	Universal Display Corporation	8,806
	Total Electronic Equipment & Instruments	86,065
	Energy Equipment & Services – 1.5%

140	Baker Hughes Incorporated	10,280

10	Bristow Group Inc., (2)	473

30	Carbo Ceramics Inc.	4,234

350	Complete Production Services	11,134

40	Cooper Cameron Corporation, (2)	2,284

80	Diamond Offshore Drilling, Inc.	6,216

60	Dril Quip Inc., (2)	4,742

20	FMC Technologies Inc., (2)	1,890

250	Global Industries, Limited, (2)	2,448

80	Gulfmark Offshore Inc.	3,561

160	Halliburton Company	7,974

60	Helmerich & Payne Inc.	4,121

330	ION Geophysical Corporation, (2)	4,188

80	Key Energy Services Inc.	1,244

140	Lufkin Industries Inc.	13,086

60	McDermott International Inc., (2)	1,523

100	Nabors Industries Inc., (2)	3,038

300	National-Oilwell Varco Inc.	23,781

30	Oceaneering International Inc., (2)	2,684

20	OYO Geospace Corporation	1,972

90	Patterson-UTI Energy, Inc.	2,645

70	PHI Inc Non-Voting, (2)	1,548

110	Pioneer Drilling Company, (2)	1,518

220	Rowan Companies Inc., (2)	9,720

250	Schlumberger Limited	23,315

40	SeaCor Smit Inc., (2)	3,698

90	TETRA Technologies	1,386

130	Willbros Group Inc., (2)	1,420
	Total Energy Equipment & Services	156,123
	Food & Staples Retailing – 1.3%

30	Andersons, Inc.	1,462

120	Casey’s General Stores, Inc.	4,680

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

80	Costco Wholesale Corporation	$5,866

460	CVS Caremark Corporation	15,787

170	Ingles Markets, Inc.	3,368

320	Kroger Co.	7,670

80	Pantry, Inc., (2)	1,186

20	PriceSmart, Inc.	733

150	Ruddick Corporation	5,789

450	Safeway Inc.	10,593

140	Spartan Stores, Inc.	2,071

550	SUPERVALU INC.	4,912

230	Sysco Corporation	6,371

100	United Natural Foods Inc., (2)	4,482

150	Walgreen Co.	6,021

850	Wal-Mart Stores, Inc.	44,243

10	Weis Markets Inc.	405

50	Whole Foods Market, Inc., (2)	3,295

320	Winn-Dixie Stores Inc.	2,285
	Total Food & Staples Retailing	131,219
	Food Products – 2.0%

810	Archer-Daniels-Midland Company	29,168

90	B&G Foods Inc.	1,689

100	Bunge Limited	7,233

90	Calavo Growers, Inc.	1,967

100	Cal-Maine Foods, Inc.	2,950

80	Campbell Soup Company	2,649

290	ConAgra Foods, Inc.	6,888

180	Corn Products International, Inc.	9,328

210	Darling International Inc., (2)	3,228

520	Dean Foods Company, (2)	5,200

10	Diamond Foods Inc.	558

120	Flowers Foods Inc.	3,268

270	General Mills, Inc.	9,869

10	Green Mountain Coffee Inc., (2)	646

160	H.J. Heinz Company	7,811

140	Hain Celestial Group Inc., (2)	4,519

10	Hershey Foods Corporation	544

110	JM Smucker Company	7,853

60	Kellogg Company	3,239

1,130	Kraft Foods Inc.	35,437

20	Lancaster Colony Corporation	1,212

80	Limoneira Company	1,896

210	Mead Johnson Nutrition Company, Class A Shares	12,165

60	Ralcorp Holdings Inc., (2)	4,106

10	Sanderson Farms Inc.	459

640	Sara Lee Corporation	11,309

54	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

180	Smithfield Foods, Inc., (2)	$4,331

50	Snyders Lance Inc.	993

50	Treehouse Foods Inc., (2)	2,844

820	Tyson Foods, Inc., Class A	15,736

20	Zhongpin Inc., (2)	304
	Total Food Products	199,399
	Gas Utilities – 0.6%

10	Atmos Energy Corporation	341

80	Energen Corporation	5,050

90	Laclede Group Inc.	3,429

20	National Fuel Gas Company	1,480

80	New Jersey Resources Corporation	3,436

190	Nicor Inc.	10,203

80	Northwest Natural Gas Company	3,690

110	ONEOK, Inc.	7,357

250	Piedmont Natural Gas Company	7,588

660	Questar Corporation	11,517

130	Southwest Gas Corporation	5,066

100	WGL Holdings Inc.	3,900
	Total Gas Utilities	63,057
	Health Care Equipment & Supplies – 1.2%

30	Abaxis, Inc., (2)	865

50	Accuray, Inc., (2)	452

40	Alcon, Inc.	6,620

10	Align Technology, Inc., (2)	205

140	American Medical Systems Holdings, Inc., (2)	3,030

60	AngioDynamics, Inc., (2)	907

40	Arthrocare Corporation	1,334

120	Baxter International, Inc.	6,452

30	Beckman Coulter, Inc.	2,492

60	Becton, Dickinson and Company	4,777

230	Boston Scientific Corporation, (2)	1,654

130	Cantel Medical Corporation	3,348

50	CareFusion Corporation, (2)	1,410

10	Cooper Companies, Inc.	695

70	Covidien PLC	3,636

90	Cyberonics, (2)	2,863

160	Delcath Systems, Inc., (2)	1,179

40	DENTSPLY International Inc.	1,480

180	DexCom, Inc., (2)	2,794

40	Edwards Lifesciences Corporation, (2)	3,480

40	Gen-Probe, Inc., (2)	2,654

90	Greatbatch, Inc.	2,381

20	Haemonetics Corporation, (2)	1,311

20	Heartware International Inc., (2)	1,711

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

90	Hologic Inc., (2)	$1,998

30	ICU Medical, Inc., (2)	1,313

100	Insulet Corporation, (2)	2,062

100	Integra Lifesciences Holdings Corporation, (2)	4,742

40	Invacare Corporation	1,245

20	IRIS International, Inc.	180

30	Kensey Nash Corporation, (2)	747

50	Kinetic Concepts Inc., (2)	2,721

100	Mako Surgical Corporation, (2)	2,420

60	Masimo Corporation	1,986

260	Medtronic, Inc.	10,231

50	Meridian Bioscience, Inc.	1,200

90	Natus Medical, Inc., (2)	1,512

40	Neogen Corporation, (2)	1,655

40	NuVasive, Inc., (2)	1,013

180	Nxstage Medical, Inc., (2)	3,956

10	Quidel Corporation, (2)	120

20	ResMed Inc., (2)	600

70	Saint Jude Medical Inc., (2)	3,588

20	SonoSite, Inc., (2)	666

110	Steris Corporation	3,799

70	Stryker Corporation	4,256

30	Unilife Corporation	170

10	Varian Medical Systems, Inc., (2)	676

240	Volcano Corporation, (2)	6,144

50	West Pharmaceutical Services Inc.	2,239

110	Wright Medical Group, Inc., (2)	1,871

60	Zimmer Holdings, Inc., (2)	3,632

60	Zoll Medical Corporation, (2)	2,689
	Total Health Care Equipment & Supplies	127,161
	Health Care Providers & Services – 2.9%

350	Aetna Inc.	13,101

10	Air Methods Corporation, (2)	673

80	Amedisys, Inc., (2)	2,800

160	AmericGroup Corporation, (2)	10,280

240	AmerisourceBergen Corporation	9,494

130	AMN Healthcare Services Inc.	1,126

310	Cardinal Health, Inc.	12,750

90	Catalyst Health Soltuions Inc., (2)	5,034

80	Centene Corporation, (2)	2,638

50	Chemed Corporation	3,331

50	Chindex International, Inc.	803

290	CIGNA Corporation	12,841

10	Corvel Corporation	532

250	Coventry Health Care, Inc., (2)	7,973

56	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

50	Davita Inc., (2)	$4,276

90	Emergency Medical Services Corporation, (2)	5,723

20	Emeritus Corporation, (2)	509

90	Express Scripts, Inc., (2)	5,005

130	Gentiva Health Services, Inc., (2)	3,644

40	Hanger Orthopedic Group Inc.	1,041

210	Health Management Associates Inc., (2)	2,289

420	Health Net Inc., (2)	13,734

200	HealthSouth Corporation, (2)	4,996

260	HealthSpring, Inc., (2)	9,716

30	Healthways Inc.	461

10	Henry Schein Inc., (2)	702

50	HMS Holdings Corporation, (2)	4,093

420	Humana Inc., (2)	29,375

10	Landauer Inc.	615

10	LHC Group, Inc.	300

10	Lifepoint Hospitals Inc., (2)	402

90	Magellan Health Services, Inc., (2)	4,417

200	McKesson HBOC Inc.	15,810

40	Medax Inc., (2)	2,664

10	Medco Health Solutions, Inc., (2)	562

170	Molina Healthcare Inc.	6,800

30	MWI Veterinary Supply, Inc.	2,420

130	Omnicare, Inc.	3,899

90	Owens and Minor Inc.	2,923

60	Patterson Companies, Inc.	1,931

50	PSS World Medical Inc., (2)	1,358

30	Quest Diagnostics Incorporated	1,732

80	Select Medical Corporation, (2)	645

30	Sun Healthcare Group Inc.	422

1,150	UnitedHealth Group Incorporated	51,980

90	Universal American Financial Corporation	2,062

100	Universal Health Services, Inc., Class B	4,941

30	VCA Antech, Inc., (2)	755

10	Wellcare Health Plans Inc., (2)	420

360	Wellpoint Inc., (2)	25,124
	Total Health Care Providers & Services	301,122
	Health Care Technology – 0.1%

10	AthenaHealth Inc., (2)	451

20	Cerner Corporation, (2)	2,224

90	MedAssets Inc., (2)	1,374

20	Omnicell, Inc., (2)	305

20	Quality Systems Inc.	1,667
	Total Health Care Technology	6,021

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.7%

70	Ambassadors Group, Inc.	$767

60	Bally Technologies, Inc., (2)	2,271

70	BJ’s Restaurants, Inc.	2,753

90	Bob Evans Farms	2,934

200	Boyd Gaming Corporation	1,874

20	Buffalo Wild Wings, Inc., (2)	1,089

430	Carnival Corporation	16,495

70	CBRL Group Inc.	3,440

50	CEC Entertainment Inc., (2)	1,887

30	Cheesecake Factory Inc., (2)	903

120	Darden Restaurants, Inc.	5,896

350	Gaylord Entertainment Company	12,138

10	International Game Technology	162

20	Intl Speedway Corporation	596

130	Jack in the Box Inc., Term Loan, (2)	2,948

330	Krispy Kreme Doughnuts Inc., (2)	2,323

420	Las Vegas Sands, (2)	17,732

130	Life Time Fitness Inc., (2)	4,850

10	Marriott International, Inc., Class A	356

540	McDonald’s Corporation	41,089

70	P.F. Changs China Bistro, Inc.	3,233

90	Papa John’s International, Inc., (2)	2,850

360	Penn National Gaming, Inc., (2)	13,342

30	Shuffle Master Inc., (2)	320

110	Sonic Corporation, (2)	996

230	Starbucks Corporation	8,499

10	Starwood Hotels & Resorts Worldwide, Inc.	581

290	Texas Roadhouse, Inc.	4,927

10	WMS Industries Inc., (2)	354

160	Wyndham Worldwide Corporation	5,090

10	Wynn Resorts Ltd	1,273

280	YUM! Brands, Inc.	14,386
	Total Hotels, Restaurants & Leisure	178,354
	Household Durables – 0.7%

40	American Greetings Corporation	944

40	D.R. Horton, Inc.	466

220	Fortune Brands Inc.	13,616

50	Garmin Limited	1,693

70	Helen of Troy Limited, (2)	2,058

120	Irobot Corporation	3,947

120	Jarden Corporation	4,268

350	La Z Boy Inc., (2)	3,343

260	Leggett and Platt Inc.	6,370

120	Meritage Corporation, (2)	2,896

30	Mohawk Industries Inc., (2)	1,835

58	Nuveen Investments

Shares	Description (1)	Value

	Household Durables (continued)

420	Newell Rubbermaid Inc.	$8,035

160	Ryland Group Inc.	2,544

100	Stanley Black & Decker Inc.	7,660

40	Tempur Pedic International Inc., (2)	2,026

30	Toll Brothers Inc., (2)	593

10	Tupperware Corporation	597

40	Whirlpool Corporation	3,414
	Total Household Durables	66,305
	Household Products – 1.5%

30	Church & Dwight Company Inc.	2,380

10	Clorox Company	701

80	Colgate-Palmolive Company	6,461

60	Energizer Holdings Inc., (2)	4,270

130	Kimberly-Clark Corporation	8,485

2,140	Procter & Gamble Company	131,824
	Total Household Products	154,121
	Independent Power Producers & Energy Traders – 0.3%

620	AES Corporation, (2)	8,060

370	Calpine Corporation, (2)	5,872

160	Constellation Energy Group	4,981

110	GenOn Energy Inc.	419

310	NRG Energy Inc., (2)	6,677
	Total Independent Power Producers & Energy Traders	26,009
	Industrial Conglomerates – 1.9%

190	3M Co.	17,765

7,660	General Electric Company	153,583

10	Raven Industries, Inc.	614

610	Tyco International Ltd.	27,310
	Total Industrial Conglomerates	199,272
	Insurance – 5.3%

300	Ace Limited	19,410

330	AFLAC Incorporated	17,417

580	Allstate Corporation	18,432

140	Alterra Capital Holdings Limited	3,128

150	American Equity Investment Life Holding Company	1,968

190	American International Group, (2)	6,677

20	American National Insurance Company	1,583

120	Aon Corporation	6,355

60	Arch Capital Group Limited, (2)	5,951

50	Argo Group International Holdings Inc.	1,652

10	Arthur J. Gallagher & Co.	304

160	Assurant Inc.	6,162

150	Assured Guaranty Limited	2,235

120	Axis Capital Holdings Limited	4,190

1,240	Berkshire Hathaway Inc., Class B, (2)	103,701

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Insurance (continued)

400	Chubb Corporation	$24,524

130	Cincinnati Financial Corporation	4,264

410	CNO Financial Group Inc., (2)	3,079

110	Delphi Financial Group, Inc.	3,378

40	Employers Holdings, Inc.	826

120	Endurance Specialty Holdings, Limited	5,858

30	Enstar Group, Limited	2,996

70	Erie Indemnity Company	4,978

50	Everest Reinsurance Group Ltd	4,409

110	Fidelity National Title Group Inc., Class A	1,554

220	First American Corporation	3,630

290	Genworth Financial Inc., Class A, (2)	3,903

100	Global Indemnity PLC	2,198

310	Hartford Financial Services Group, Inc.	8,348

230	HCC Insurance Holdings Inc.	7,201

270	Lincoln National Corporation	8,111

370	Loews Corporation	15,943

100	Marsh & McLennan Companies, Inc.	2,981

290	Meadowbrook Insurance Group, Inc.	3,002

100	Mercury General Corporation	3,913

1,150	MetLife, Inc.	51,440

150	Montpelier Re Holdings Limited	2,651

20	Navigators Group, Inc.	1,030

190	Old Republic International Corporation	2,411

90	PartnerRe Limited	7,132

70	Platinum Underwriters Holdings Limited	2,666

120	Primerica Inc.	3,061

340	Principal Financial Group, Inc.	10,917

40	ProAssurance Corporation, (2)	2,535

620	Progressive Corporation	13,101

700	Prudential Financial, Inc.	43,106

70	RenaissanceRE Holdings, Limited	4,829

10	RLI Corporation	577

30	Safety Insurance Group, Inc.	1,383

60	Selective Insurance Group Inc.	1,038

80	Symetra Financial Corporation	1,088

120	Torchmark Corporation	7,978

70	Tower Group Inc.	1,682

60	Transatlantic Holdings Inc.	2,920

380	Travelers Companies, Inc.	22,602

190	Unitrin, Inc.	5,867

620	Unum Group	16,275

280	WR Berkley Corporation	9,019

470	XL Capital Ltd, Class A	11,562
	Total Insurance	541,131

60	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.5%

90	Amazon.com, Inc., (2)	$16,212

310	Expedia, Inc.	7,025

30	Hosting Site Network, Inc., (2)	961

590	Liberty Media Holding Corporation Interactive, Class A, (2)	9,464

20	Priceline.com Incorporated, (2)	10,129

80	Shutterfly, Inc., (2)	4,189
	Total Internet & Catalog Retail	47,980
	Internet Software & Services – 0.7%

60	Digital River, Inc., (2)	2,246

150	Earthlink, Inc.	1,175

730	eBay Inc., (2)	22,659

30	Google Inc., Class A, (2)	17,586

70	GSI Commerce, Inc., (2)	2,049

50	IAC/InterActiveCorp., (2)	1,545

60	InfoSpace, Inc.	520

80	j2 Global Communications, Inc., (2)	2,361

70	ModusLink Global Solutions Inc.	382

20	Monster Worldwide Inc., (2)	318

50	Open Solutions Inc.	5,318

120	Openwave Systems Inc.	257

50	Perficient, Inc.	601

70	QuinStreet, Inc.	1,591

150	Rackspace Hosting Inc., (2)	6,428

20	Rightnow Technologies, Inc.	626

70	Saba Software, Inc.	687

90	Savvis Inc.	3,338

190	ValueClick, Inc., (2)	2,747

10	Vocus, Inc., (2)	259

100	Yahoo! Inc., (2)	1,665
	Total Internet Software & Services	74,358
	IT Services – 2.1%

220	Accenture Limited	12,093

230	Acxiom Corporation, (2)	3,301

10	Alliance Data Systems Corporation, (2)	859

150	Amdocs Limited, (2)	4,328

120	Automatic Data Processing, Inc.	6,157

80	CACI International Inc., (2)	4,906

250	Cardtronics Inc., (2)	5,088

120	Cognizant Technology Solutions Corporation, Class A, (2)	9,768

150	Computer Sciences Corporation	7,310

200	Convergys Corporation, (2)	2,872

20	DST Systems Inc.	1,056

60	Exlservice Holdings, Inc., (2)	1,269

310	Fidelity National Information Services	10,134

80	Fiserv, Inc., (2)	5,018

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	IT Services (continued)

230	Henry Jack and Associates Inc.	$7,795

460	International Business Machines Corporation (IBM)	75,012

80	ManTech International Corporation, Class A, (2)	3,392

10	MasterCard, Inc.	2,517

100	Maximus Inc.	8,117

350	Sapient Corporation	4,008

130	SRA International, Inc., (2)	3,687

490	VeriFone Holdings Inc., (2)	26,926

110	Virtusa Corporation	2,060

30	Visa Inc.	2,209

80	Western Union Company	1,662
	Total IT Services	211,544
	Leisure Equipment & Products – 0.2%

50	Callaway Golf Company	341

130	Eastman Kodak Company, (2)	420

80	JAKKS Pacific Inc.	1,548

610	LeapFrog Enterprises Inc.	2,635

190	Mattel, Inc.	4,737

90	Polaris Industries Inc.	7,832
	Total Leisure Equipment & Products	17,513
	Life Sciences Tools & Services – 0.3%

70	Agilent Technologies, Inc., (2)	3,135

110	Caliper Life Sciences, Inc.	744

30	Dionex Corporation, (2)	3,542

80	eResearch Technology, Inc., (2)	542

10	Illumina Inc., (2)	701

40	Life Technologies Corporation, (2)	2,097

300	Parexel International Corporation	7,470

30	Perkinelmer Inc.	788

110	Pharmaceutical Product Development Inc.	3,048

140	Thermo Fisher Scientific, Inc., (2)	7,777

20	Waters Corporation, (2)	1,738
	Total Life Sciences Tools & Services	31,582
	Machinery – 2.7%

160	Albany International Corporation, Class A	3,984

80	Ampco-Pittsburgh Corporation	2,206

100	Astecx Industries Inc.	3,729

10	Badger Meter Inc.	412

50	Barnes Group Inc.	1,044

60	Briggs & Stratton Corporation	1,359

40	Bucyrus International, Inc.	3,658

370	Caterpillar Inc.	41,200

90	CLARCOR, Inc.	4,044

10	Columbus McKinnon Corporation NY	185

100	Cummins Inc.	10,962

62	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

130	Danaher Corporation	$6,747

240	Deere & Company	23,254

10	Donaldson Company, Inc.	613

80	Dover Corporation	5,259

260	Eaton Corporation	14,414

30	EnPro Industries Inc., (2)	1,090

50	Federal Signal Corporation	326

460	Force Protection, Inc.	2,254

20	Gardner Denver, Inc.	1,561

220	Greenbrier Companies Inc., (2)	6,244

30	Harsco Corporation	1,059

10	IDEX Corporation	437

100	Illinois Tool Works, Inc.	5,372

150	Ingersoll Rand Company Limited, Class A	7,247

170	Kadant Inc.	4,452

10	Kaydon Corporation	392

220	Kennametal Inc.	8,580

30	Manitowoc Company Inc.	656

180	Meritor Inc.	3,055

10	Mueller Industries Inc.	366

800	Mueller Water Products Inc.	3,584

10	Nacco Industries Inc.	1,107

270	Navistar International Corporation, (2)	18,719

80	Nordson Corporation	9,205

90	PACCAR Inc.	4,712

20	Pall Corporation	1,152

230	Parker Hannifin Corporation	21,776

30	Peerless Manufacturing Company	640

120	Pentair, Inc.	4,535

10	RBC Bearings Inc., (2)	382

40	Robbins & Myers, Inc.	1,840

20	SPX Corporation	1,588

60	Tennant Company	2,522

100	Terex Corporation, (2)	3,704

330	Timken Company	17,259

30	Titan International Inc.	798

80	TriMas Corporation	1,720

70	Trinity Industries Inc.	2,567

200	Wabash National Corporation	2,316

170	WABCO Holdings Inc., (2)	10,479

20	Wabtec Corporation	1,357
	Total Machinery	278,123
	Media – 4.8%

30	Arbitron Inc.	1,201

480	Belo Corp.	4,229

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Media (continued)

250	Cablevision Systems Corporation	$8,653

790	CBS Corporation, Class B	19,782

150	CKX, Inc.	633

4,000	Comcast Corporation, Class A	98,880

60	Dex One Corporation, (2)	290

360	DIRECTV Group, Inc., (2)	16,848

150	Discovery Communications inc., Class A Shares, (2)	5,985

60	Dreamworks Animation SKG Inc., (2)	1,676

360	Entercom Communications Corporation	3,967

350	Global Sources, Limited	4,071

340	Interpublic Group Companies, Inc., (2)	4,274

160	Knology, Inc., (2)	2,066

650	Liberty Global Inc, A Shares, (2)	26,917

10	Liberty Media Starz, (2)	776

200	Lions Gate Entertainment Corporation, Equity	1,250

20	Live Nation Inc., (2)	200

420	McGraw-Hill Companies, Inc.	16,548

100	National CineMedia, Inc.	1,867

250	New York Times, Class A, (2)	2,368

2,200	News Corporation, Class A	38,632

230	Omnicom Group, Inc.	11,284

80	Regal Entertainment Group, Class A	1,080

20	Rentrak Corporation	538

30	Scholastic Corporation	811

80	Scripps Networks Interactive, Class A Shares	4,007

240	Sinclair Broadcast Group, Series A	3,010

190	Thomson Corporation	7,456

570	Time Warner Cable, Class A	40,664

1,080	Time Warner Inc.	38,556

210	Vallassis Communications Inc., (2)	6,119

630	Viacom Inc., Class B	29,308

480	Virgin Media, Inc.	13,339

1,600	Walt Disney Company	68,944

30	Warner Music Group Corporation, (2)	203

10	Washington Post Company	4,376

20	World Wrestling Entertainment Inc.	251
	Total Media	491,059
	Metals & Mining – 1.1%

450	Alcoa Inc.	7,943

450	Allied Nevada Gold Corporation, (2)	15,966

70	AM Castle & Co, (2)	1,322

100	AMCOL International Corp.	3,598

30	Carpenter Technology Inc.	1,281

80	Century Aluminum Company, (2)	1,494

20	Cliffs Natural Resources Inc.	1,966

90	Coeur d’Alene Mines Corporation, (2)	3,130

64	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

60	Compass Minerals International, Inc.	$5,612

400	Freeport-McMoRan Copper & Gold, Inc.	22,220

320	General Moly, Inc.	1,722

50	Globe Specialty Metals Inc., (2)	1,138

610	Golden Star Resources Ltd	1,812

20	Kaiser Aluminum Corporation	985

260	Newmont Mining Corporation	14,191

30	Nucor Corporation	1,381

90	Reliance Steel & Aluminum Company	5,200

120	Southern Copper Corporation	4,832

200	Steel Dynamics Inc.	3,754

40	United States Steel Corporation	2,158

500	US Gold Corporation, (2)	4,415

70	Walter Industries Inc.	9,480
	Total Metals & Mining	115,600
	Multiline Retail – 0.6%

220	Dillard’s, Inc., Class A	8,826

10	Dollar General Corporation, (2)	314

40	Dollar Tree Stores Inc., (2)	2,221

60	J.C. Penney Company, Inc.	2,155

60	Kohl’s Corporation, (2)	3,182

470	Macy’s, Inc.	11,402

60	Nordstrom, Inc.	2,693

250	Retail Ventures Inc., (2)	4,313

1,090	Saks Inc., (2)	12,328

30	Sears Holding Corporation, (2)	2,480

210	Target Corporation	10,502
	Total Multiline Retail	60,416
	Multi-Utilities – 2.3%

320	Alliant Energy Corporation	12,458

320	Ameren Corporation	8,982

90	Avista Corporation	2,082

110	Black Hills Corporation	3,678

980	CenterPoint Energy, Inc.	17,209

410	CMS Energy Corporation	8,052

270	Consolidated Edison, Inc.	13,694

600	Dominion Resources, Inc.	26,820

430	DTE Energy Company	21,053

90	Integrys Energy Group, Inc.	4,546

220	MDU Resources Group Inc.	5,053

770	NiSource Inc.	14,769

110	NSTAR	5,090

240	OGE Energy Corp.	12,134

360	PG&E Corporation	15,905

380	Public Service Enterprise Group Incorporated	11,974

110	Scana Corporation	4,331

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Multi-Utilities (continued)

220	Sempra Energy	$11,770

200	TECO Energy, Inc.	3,752

50	Vectren Corporation	1,360

220	Wisconsin Energy Corporation	6,710

830	Xcel Energy, Inc.	19,829
	Total Multi-Utilities	231,251
	Office Electronics – 0.2%

1,880	Xerox Corporation	20,022

20	Zebra Technologies Corporation, Class A, (2)	785
	Total Office Electronics	20,807
	Oil, Gas & Consumable Fuels – 9.0%

10	Alpha Natural Resources Inc., (2)	594

270	Anadarko Petroleum Corporation	22,118

230	Apache Corporation	30,112

90	Berry Petroleum Company	4,541

100	Bill Barrett Corporation, (2)	3,991

370	Brigham Exploration Company, (2)	13,757

30	Cabot Oil & Gas Corporation	1,589

140	CAMAC Energy Inc.	210

20	Carrizo Oil & Gas, Inc., (2)	739

1,050	Chesapeake Energy Corporation	35,196

1,780	Chevron Corporation	191,225

60	Cimarex Energy Company	6,914

30	Cobalt International Energy, Inc., (2)	504

20	Concho Resources Inc., (2)	2,146

1,310	ConocoPhillips	104,617

90	CONSOL Energy Inc.	4,827

80	Continental Resources Inc., (2)	5,718

350	Crosstex Energy, Inc., (2)	3,483

160	Denbury Resources Inc., (2)	3,904

250	Devon Energy Corporation	22,943

140	DHT Maritime Inc.	673

890	El Paso Corporation	16,020

30	Energy Partners Limited	540

190	Energy XXI Limited Bermuda	6,479

60	EOG Resources, Inc.	7,111

20	EQT Corporation	998

150	Exco Resources Inc.	3,099

1,240	Exxon Mobil Corporation	104,321

130	Frontline Limited	3,220

130	GeoResources, Inc.	4,065

20	Goodrich Petroleum Corporation, (2)	444

250	Hess Corporation	21,303

100	L&L Energy Inc.	692

650	Marathon Oil Corporation	34,652

66	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

760	McMoran Exploration Corporation, (2)	$13,460

280	Murphy Oil Corporation	20,558

150	Newfield Exploration Company, (2)	11,402

110	Noble Energy, Inc.	10,632

10	Nordic American Tanker Shipping Ltd	248

120	Northern Oil and Gas Inc., (2)	3,204

440	Occidental Petroleum Corporation	45,976

20	Patriot Coal Corporation, (2)	517

130	Peabody Energy Corporation	9,355

190	Penn Virginia Corporation	3,222

130	Pertoleum Development Corporation, (2)	6,241

20	Petrohawk Energy Corporation, (2)	491

130	Pioneer Natural Resources Company	13,250

70	Plains Exploration & Production Company, (2)	2,536

150	QEP Resources Inc., (2)	6,081

430	Quicksilver Resources Inc., (2)	6,153

110	Rosetta Resources, Inc., (2)	5,229

180	Ship Financial International Limited	3,731

100	SM Energy Company	7,419

520	Spectra Energy Corporation	14,134

120	Stone Energy Corporation, (2)	4,004

30	Sunoco, Inc.	1,368

60	Swift Energy Company, (2)	2,561

440	Teekay Tankers Limited, Class A Shares	4,602

10	Tesoro Corporation	268

700	TransAtlantic Petroleum Limited	2,170

400	Uranium Energy Corporation	1,596

350	Vaalco Energy Inc.	2,716

750	Valero Energy Corporation	22,365

160	Venoco Inc.	2,734

40	W&T Offshore Inc.	912

50	Western Refining Inc.	848

130	Whiting Petroleum Corporation, (2)	9,549

360	Williams Companies, Inc.	11,225

110	World Fuel Services Corporation	4,467
	Total Oil, Gas & Consumable Fuels	917,969
	Paper & Forest Products – 0.2%

10	Deltic Timber Corporation	668

10	Domtar Corporation	918

70	Glatfelter	932

260	International Paper Company	7,847

200	MeadWestvaco Corporation	6,066

80	Wausau Paper Corp., (2)	611
	Total Paper & Forest Products	17,042

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Personal Products – 0.1%

10	Avon Products, Inc.	$270

10	Estee Lauder Companies Inc., Class A	964

110	Herbalife, Limited	8,950

100	Inter Parfums, Inc.	1,851

40	USANA Health Sciences, Inc.	1,380
	Total Personal Products	13,415
	Pharmaceuticals – 3.6%

420	Abbott Laboratories	20,601

70	Allergan, Inc.	4,971

1,280	Bristol-Myers Squibb Company	33,830

260	DepoMed, Inc.	2,610

200	Durect Corporation	720

930	Eli Lilly and Company	32,708

330	Forest Laboratories, Inc., (2)	10,659

50	Impax Laboratories Inc., (2)	1,273

300	Inspire Pharmaceuticals, Inc.	1,188

1,280	Johnson & Johnson	75,840

1,980	Merck & Company Inc.	65,360

180	Mylan Laboratories Inc., (2)	4,081

300	Nektar Therapautics, (2)	2,841

30	Obagi Medical Products, Inc.	379

50	Optimer Pharmaceuticals, Inc., (2)	592

260	Pain Therapeutics, Inc., (2)	2,486

160	Par Pharmaceuticals Inc., (2)	4,973

60	Perrigo Company	4,771

3,850	Pfizer Inc.	78,194

260	Questcor Pharmaceuticals Inc.	3,747

160	Salix Pharmaceuticals Limited, (2)	5,605

250	ViroPharma, Inc., (2)	4,975

90	Vivus, Inc., (2)	557

20	Watson Pharmaceuticals Inc., (2)	1,120

60	Xenoport, Inc.	356
	Total Pharmaceuticals	364,437
	Professional Services – 0.4%

120	Acacia Research, (2)	4,106

50	CBIZ Inc.	361

130	Corporate Executive Board Company	5,248

50	CoStar Group, Inc., (2)	3,134

30	Dolan Media Company	364

20	Dun and Bradstreet Inc.	1,605

20	Equifax Inc.	777

10	Exponent, Inc.	446

50	FTI Consulting Inc., (2)	1,917

40	Huron Consulting Group, Inc.	1,108

50	IHS Inc., (2)	4,438

68	Nuveen Investments

Shares	Description (1)	Value

	Professional Services (continued)

150	KForce Inc.	$2,745

100	Korn Ferry International, (2)	2,227

60	Manpower Inc.	3,773

30	Resources Connection, Inc., (2)	582

340	SFN Group, (2)	4,791

30	The Advisory Board Company, (2)	1,545

10	TrueBlue Inc.	168

40	Verisk Analytics Inc, Class A Shares, (2)	1,310
	Total Professional Services	40,645
	Real Estate – 3.4%

210	Acadia Realty Trust	3,973

90	Agree Realty Corporation	2,021

30	Alexandria Real Estate Equities Inc.	2,339

70	AMB Property Corp.	2,518

50	American Campus Communities Inc.	1,650

260	American Capital Agency Corporation	7,576

760	Annaly Capital Management Inc.	13,262

250	Anworth Mortgage Asset Corporation	1,773

90	Apollo Commercial Real Estate Finance, Inc.	1,472

50	AvalonBay Communities, Inc.	6,004

380	BioMed Realty Trust Inc.	7,228

130	Boston Properties, Inc.	12,331

100	Brandywine Realty Trust	1,214

40	BRE Properties, Inc.	1,887

30	Camden Property Trust	1,705

100	Capstead Mortgage Corporation	1,278

1,170	CBL & Associates Properties Inc.	20,381

1,680	Chimera Investments Corporation	6,653

160	Colonial Properties Trust	3,080

20	Colony Financial Inc.	377

160	Cousins Properties, Inc.	1,336

220	DCT Industrial Trust Inc.	1,221

130	Developers Diversified Realty Corporation	1,820

190	DiamondRock Hospitality Company, (2)	2,122

270	Douglas Emmett Inc.	5,063

100	Duke Realty Corporation	1,401

110	Dupont Fabros Technology Inc.	2,668

20	EastGroup Properties Inc.	879

60	Entertainment Properties Trust	2,809

30	Equity Lifestyles Properties Inc.	1,730

200	Equity Residential	11,282

20	Essex Property Trust Inc.	2,480

140	Extra Space Storage Inc.	2,899

20	Federal Realty Investment Trust	1,631

690	FelCor Lodging Trust Inc.	4,230

90	Franklin Street Properties Corporation	1,266

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Real Estate (continued)

70	Hatteras Financial Corp.	$1,968

150	Health Care Property Investors Inc.	5,691

60	Health Care REIT, Inc.	3,146

60	Healthcare Realty Trust, Inc.	1,362

330	Hersha Hospitality Trust	1,960

160	Highwoods Properties, Inc.	5,602

50	Home Properties New York, Inc.	2,948

80	Hospitality Properties Trust	1,852

430	Host Hotels & Resorts Inc.	7,572

40	Invesco Mortgage Capital Inc.	874

150	Kilroy Realty Corporation	5,825

250	Kimco Realty Corporation	4,585

70	LaSalle Hotel Properties	1,890

230	Lexington Corporate Properties Trust	2,151

50	Liberty Property Trust	1,645

30	LTC Properties Inc.	850

80	Macerich Company	3,962

110	Mack-Cali Realty Corporation	3,729

170	Medical Properties Trust Inc.	1,967

410	MFA Mortgage Investments, Inc.	3,362

50	Mid-America Apartment Communities	3,210

50	National Health Investors Inc.	2,396

120	National Retail Properties, Inc.	3,136

60	Nationwide Health Properties, Inc.	2,552

160	Omega Healthcare Investors Inc.	3,574

430	Penn Real Estate Investment Trust	6,136

40	Plum Creek Timber Company	1,744

80	Post Properties, Inc.	3,140

170	Potlatch Corporation	6,834

230	ProLogis	3,675

90	PS Business Parks Inc.	5,215

40	Public Storage, Inc.	4,436

50	Rayonier Inc.	3,116

200	Realty Income Corporation	6,990

260	Redwood Trust Inc.	4,043

40	Regency Centers Corporation	1,739

80	Retail Opportunity Investments Corporation	875

70	Senior Housing Properties Trust	1,613

90	Simon Property Group, Inc.	9,644

140	SL Green Realty Corporation	10,528

30	Sovran Self Storage Inc.	1,187

30	Starwood Property Trust Inc.	669

740	Strategic Hotels & Resorts Inc.	4,773

120	Sunstone Hotel Investors Inc., (2)	1,223

80	Tanger Factory Outlet Centers	2,099

120	UDR Inc.	2,924

70	Nuveen Investments

Shares	Description (1)	Value

	Real Estate (continued)

130	U-Store-It Trust	$1,368

70	Ventas Inc.	3,801

100	Vornado Realty Trust	8,750

110	Walter Investment Management Corporation	1,774

60	Washington Real Estate Investment Trust	1,865

230	Weingarten Realty Trust	5,764

950	Weyerhaeuser Company	23,370
	Total Real Estate	350,663
	Real Estate Management & Development – 0.2%

20	CB Richard Ellis Group, Inc., Class A, (2)	534

470	Forest City Enterprises, Inc., (2)	8,850

60	Jones Lang LaSalle Inc.	5,984

20	Tejon Ranch Company, (2)	735
	Total Real Estate Management & Development	16,103
	Road & Rail – 1.4%

40	AMERCO	3,880

20	Arkansas Best Corporation	518

360	Avis Budget Group Inc., (2)	6,448

70	Celadon Group, Inc.	1,137

50	Con-Way, Inc.	1,965

390	CSX Corporation	30,654

110	Genesee & Wyoming Inc.	6,402

10	Kansas City Southern Industries, (2)	545

150	Marten Transport, Ltd., (2)	3,345

320	Norfolk Southern Corporation	22,166

620	Union Pacific Corporation	60,965

210	Werner Enterprises, Inc.	5,559
	Total Road & Rail	143,584
	Semiconductors & Equipment – 2.9%

10	Advanced Energy Industriess Inc.	164

1,160	Advanced Micro Devices, Inc., (2)	9,976

20	Altera Corporation	880

750	Amkor Technology Inc., (2)	5,055

870	Anadigics Inc.	3,898

10	Analog Devices, Inc.	394

110	Applied Materials, Inc.	1,718

100	Applied Micro Circuits Corporation	1,038

30	ATMI Inc.	566

400	Broadcom Corporation, Class A	15,752

20	Cabot Microelectronics Corporation, (2)	1,045

100	Cavium Networks, Inc., (2)	4,493

70	CEVA, Inc.	1,871

310	Cirrus Logic Inc., (2)	6,519

150	Cohu Inc.	2,304

20	Cymer, Inc., (2)	1,132

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

140	Diodes Inc., (2)	$4,768

510	Fairchild Semiconductor International Inc., Class A, (2)	9,282

50	FEI Company, (2)	1,686

50	Hittite Microwave Corporation, (2)	3,189

70	Integrated Device Technology, Inc., (2)	516

1,900	Intel Corporation	38,323

170	IXYS Corporation, (2)	2,283

100	KLA-Tencor Corporation	4,737

80	Kopin Corporation	367

120	Kulicke & Soffa Industries Inc., (2)	1,122

130	Linear Technology Corporation	4,372

100	LSI Logic Corporation, (2)	680

70	Mattson Technology, Inc., (2)	171

110	Maxim Integrated Products, Inc.	2,816

20	Micrel, Incorporated	270

110	Microchip Technology Incorporated	4,181

1,830	Micron Technology, Inc., (2)	20,972

130	Microsemi Corporation, (2)	2,692

420	Mindspeed Technologies, Inc.	3,553

640	MIPS Technologies, Inc., (2)	6,714

240	MKS Instruments Inc.	7,992

70	Monolithic Power Systems, Inc., (2)	993

270	Nanometrics Inc.	4,884

240	Netlogic Microsystems Inc., (2)	10,085

50	Novellus Systems, Inc., (2)	1,857

410	Omnivision Technologies, Inc.	14,567

370	ON Semiconductor Corporation, (2)	3,652

330	Photronics Inc., (2)	2,960

20	PMC-Sierra, Inc., (2)	150

10	Power Integrations Inc.	383

10	Rambus Inc., (2)	198

1,640	RF Micro Devices, Inc., (2)	10,512

80	Rubicon Technology Inc., (2)	2,214

230	Rudolph Technologies, (2)	2,516

160	Semtech Corporation, (2)	4,003

80	Sigma Designs, Inc.	1,036

380	Silicon Image, Inc., (2)	3,409

130	Skyworks Solutions Inc., (2)	4,215

20	SunPower Corporation, (2)	343

410	Teradyne Inc., (2)	7,302

120	Tessera Technologies Inc., (2)	2,191

680	Texas Instruments Incorporated	23,501

690	TriQuint Semiconductor, Inc., (2)	8,908

30	Varian Semiconductor Equipment Associate, (2)	1,460

140	Veeco Instruments Inc., (2)	7,118

72	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

140	Xilinx, Inc.	$4,592
	Total Semiconductors & Equipment	300,540
	Software – 2.6%

190	Accelrys, Inc.	1,520

60	ACI Worldwide, Inc., (2)	1,968

170	Activision Blizzard Inc.	1,865

70	Advent Software Inc., (2)	2,007

50	Ariba Inc., (2)	1,707

90	Aspen Technology Inc.	1,349

130	Blackbaud, Inc.	3,541

30	Blackboard, Inc., (2)	1,087

10	BMC Software, Inc., (2)	497

10	Bottomline Technologies, Inc.	251

210	CA Inc.	5,078

80	CDC Corporation	204

170	Citrix Systems, (2)	12,488

130	CommVault Systems, Inc., (2)	5,184

70	Concur Technologies, Inc., (2)	3,882

120	Deltek Inc.	912

120	Ebix, Inc., (2)	2,838

20	EPIQ Systems, Inc.	287

40	FactSet Research Systems Inc.	4,189

60	Fair Isaac Corporation	1,897

170	Fortinet Inc.	7,480

20	Informatica Corporation, (2)	1,045

30	Interactive Intelligence, Inc.	1,161

100	Intuit, Inc., (2)	5,310

50	JDA Software Group, (2)	1,513

330	Lawson Software, Inc., (2)	3,993

30	Manhattan Associates Inc., (2)	982

60	Mentor Graphics Corporation	878

20	Micros Systems, Inc., (2)	989

1,320	Microsoft Corporation	33,475

10	Microstrategy Inc., (2)	1,345

170	NetScout Systems, Inc., (2)	4,644

70	Novell Inc., (2)	415

1,270	Oracle Corporation	42,380

280	Parametric Technology Corporation, (2)	6,297

180	Progress Software Corporation, (2)	5,236

130	PROS Holdings, Inc., (2)	1,894

30	QLIK Technologies Inc.	780

390	Quest Software Inc., (2)	9,902

140	Radiant Systems, Inc., (2)	2,478

30	RealPage Inc.	832

130	Red Hat, Inc., (2)	5,901

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Software (continued)

270	Renaissance Learning Inc.	$3,173

10	Rosetta Stone Inc., (2)	132

20	Rovi Corporation, (2)	1,073

110	Salesforce.com, Inc., (2)	14,694

150	Smith Micro Software, Inc.	1,404

10	Solera Holdings Inc.	511

100	SS&C Technologies Holdings Inc.	2,042

300	SuccessFactors, Inc., (2)	11,727

220	Symantec Corporation, (2)	4,079

190	Synopsys Inc., (2)	5,254

80	Taleo Corporation, (2)	2,852

160	TeleCommunication Systems, (2)	659

680	Tibco Software Inc., (2)	18,530

60	Ultimate Software Group, Inc., (2)	3,525

20	Vasco Data Security International, Inc., (2)	275

220	VirnetX Holding Corporation	4,380

10	VMware Inc., (2)	815

70	Websense Inc., (2)	1,608
	Total Software	268,414
	Specialty Retail – 2.3%

150	Advance Auto Parts, Inc.	9,843

50	Aeropostale, Inc., (2)	1,216

10	American Eagle Outfitters, Inc.	159

180	Ann Inc.	5,240

340	Ascena Retail Group Inc.	11,019

20	AutoNation Inc., (2)	707

50	AutoZone, Inc., (2)	13,678

70	Bed Bath and Beyond Inc., (2)	3,379

170	Best Buy Co., Inc.	4,882

20	Buckle Inc.	808

70	Cabela’s Incorporated, (2)	1,751

180	CarMax, Inc., (2)	5,778

40	Cato Corporation	980

80	Childrens Place Retail Stores Inc., (2)	3,986

130	Colective Brands Inc., (2)	2,805

70	DSW Inc., (2)	2,797

40	Finish Line, Inc.	794

240	GameStop Corporation, (2)	5,405

10	Genesco Inc.	402

20	Haverty Furniture Companies Inc.	265

60	Hibbett Sporting Goods, Inc., (2)	2,149

700	Home Depot, Inc.	25,942

100	Joseph A Bank Clothiers, Inc., (2)	5,088

470	Limited Brands, Inc.	15,454

580	Lowe’s Companies, Inc.	15,329

74	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

70	Lumber Liquidators Inc., (2)	$1,749

60	Mens Wearhouse Inc.	1,624

290	OfficeMax Inc., (2)	3,753

10	O’Reilly Automotive Inc.	575

50	Pacific Sunwear of California, Inc., (2)	181

360	Pier 1 Imports, Inc.	3,654

40	RadioShack Corporation	600

140	Rent-A-Center Inc., (2)	4,887

60	Ross Stores, Inc.	4,267

170	Shoe Carnival, Inc., (2)	4,769

100	Signet Jewelers Limited, (2)	4,602

200	Stage Stores Inc.	3,844

100	Staples, Inc.	1,942

110	Tiffany & Co.	6,758

310	TJX Companies, Inc.	15,416

210	Tractor Supply Company	12,570

220	Ulta Salon, Cosmetics & Fragrance, Inc.	10,588

800	Wet Seal Inc.	3,423

230	Williams-Sonoma Inc.	9,314
	Total Specialty Retail	234,372
	Textiles, Apparel & Luxury Goods – 0.8%

20	Carter’s Inc., (2)	572

80	Coach, Inc.	4,162

310	Deckers Outdoor Corporation, (2)	26,706

200	Fossil Inc., (2)	18,729

90	Iconix Brand Group, Inc.	1,932

430	Jones Apparel Group Inc.	5,912

130	Maidenform Brands Inc., (2)	3,713

90	Nike, Inc., Class B	6,812

50	Perry Ellis International, Inc.	1,375

20	Phillips-Van Heusen Corporation	1,300

190	Quicksilver Inc., (2)	839

10	Steven Madden Limited, (2)	468

70	VF Corporation	6,896

90	Warnaco Group, Inc., (2)	5,146
	Total Textiles, Apparel & Luxury Goods	84,562
	Thrifts & Mortgage Finance – 0.4%

50	Beneficial Mutual Bancorp Inc., (2)	430

60	Berkshire Hills Bancorp, Inc.	1,250

240	Flushing Financial Corporation	3,575

190	Hudson City Bancorp, Inc.	1,838

530	MGIC Investment Corporation, (2)	4,711

590	New York Community Bancorp Inc.	10,182

300	Northwest Bancshares Inc.	3,761

150	People’s United Financial, Inc.	1,886

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

20	Provident Financial Services Inc.	$295

1,290	Radian Group Inc.	8,784

250	TFS Financial Corporation	2,654

210	TrustCo Bank Corporation NY	1,244

150	Washington Federal Inc.	2,600
	Total Thrifts & Mortgage Finance	43,210
	Tobacco – 1.0%

1,410	Altria Group, Inc.	36,701

140	Lorillard Inc.	13,300

700	Philip Morris International	45,940

300	Reynolds American Inc.	10,658
	Total Tobacco	106,599
	Trading Companies & Distributors – 0.5%

190	Aircastle LTD	2,292

10	Beacon Roofing Supply Company	204

10	Fastenal Company	647

20	GATX Corporation	772

60	Houston Wire & Cable Company	876

90	MSC Industrial Direct Inc., Class A	6,161

420	RSC Holdings, Inc.	6,039

60	Rush Enterprises, Class A	1,187

130	Textainer Group Holdings Limited	4,830

130	Titan Machinery, Inc.	3,282

40	W.W. Grainger, Inc.	5,506

30	Watsco Inc.	2,090

240	WESCO International Inc., (2)	14,999
	Total Trading Companies & Distributors	48,885
	Water Utilities – 0.2%

30	American States Water Co	1,075

350	American Water Works Company	9,817

80	Aqua America Inc.	1,830

10	Connecticut Water Service, Inc.	263

90	SJW Corporation	2,083
	Total Water Utilities	15,068
	Wireless Telecommunication Services – 0.6%

220	American Tower Corporation, (2)	11,399

190	Clearwire Corporation, (2)	1,061

60	Crown Castle International Corporation, (2)	2,552

60	Fibertower Corporation	120

40	Leap Wireless International, Inc., (2)	619

10	Metropcs Communications Inc., (2)	161

230	NII Holdings Inc., Class B, (2)	9,583

160	Shenandoah Telecommunications Company	2,889

5,500	Sprint Nextel Corporation, (2)	25,519

150	Telephone and Data Systems Inc.	5,054

10	United States Cellular Corporation, (2)	514

76	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services (continued)

60	USA Mobility Inc.			$869
	Total Wireless Telecommunication Services			60,340
	Total Common Stocks (cost $8,352,839)			9,841,907

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 1.0%

680	iShares Russell 1000 Index Fund			$50,232

620	iShares Russell 2000 Index Fund			52,185
	Total Investment Companies (cost $99,749)			102,417

Shares	Description (1)			Value
	WARRANTS – 0.0%

58	American International Group Inc., Equity Uncovered America Call Warrant			$645
	Total Warrants (cost $968)			645

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%

$381	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $380,950, collateralized by $385,000 U.S. Treasury Notes, 1.375%, due 05/15/13, value $391,200	0.010%	4/01/11	$380,950
	Total Short-Term Investments (cost $380,950)			380,950
	Total Investments (cost $8,834,524) – 100.8%			10,325,919
	Other Assets Less Liabilities – (0.8)%			(78,284)
	Net Assets – 100%			$10,247,635

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,841,907	$—	$—	$9,841,907
Investment Companies	102,417	—	—	102,417
Warrants	645	—	—	645
Short-Term Investments	—	380,950	—	380,950
Total	$9,944,969	$380,950	$—	$10,325,919

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2011

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $8,862,653.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,545,605
Depreciation	(82,339)
Net unrealized appreciation (depreciation) of investments	$1,463,266

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

78	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

March 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 94.1%

	Aerospace & Defense – 3.8%

250	Lockheed Martin Corporation	$20,100

500	Raytheon Company	25,435
	Total Aerospace & Defense	45,535
	Automobiles – 2.2%

850	General Motors Company, (2)	26,376
	Biotechnology – 1.3%

300	Amgen Inc., (2)	16,035
	Commercial Banks – 2.1%

800	Wells Fargo & Company	25,360
	Commercial Services & Supplies – 3.1%

1,450	Pitney Bowes Inc.	37,251
	Communications Equipment – 5.1%

1,300	Motorola Mobility Holdings Inc., (2), (3)	31,720

671	Motorola Solutions Inc., (2)	29,987
	Total Communications Equipment	61,707
	Computers & Peripherals – 1.7%

500	Hewlett-Packard Company, (3)	20,485
	Containers & Packaging – 1.1%

450	Packaging Corp. of America	13,001
	Diversified Financial Services – 2.6%

7,000	Citigroup Inc.	30,940
	Diversified Telecommunication Services – 2.1%

3,020	Frontier Communications Corporation, (3)	24,824
	Food & Staples Retailing – 2.2%

550	CVS Caremark Corporation	18,876

300	Kroger Co.	7,191
	Total Food & Staples Retailing	26,067
	Insurance – 15.5%

2,600	Genworth Financial Inc., Class A, (2)	34,996

1,500	Hartford Financial Services Group, Inc.	40,395

450	Loews Corporation	19,391

850	MetLife, Inc., (3)	38,021

1,500	Symetra Financial Corporation	20,400

1,250	Unum Group	32,813
	Total Insurance	186,016
	Machinery – 1.6%

400	Ingersoll Rand Company Limited, Class A	19,324
	Media – 6.6%

700	National CineMedia, Inc.	13,069

800	Time Warner Inc.	28,560

800	Viacom Inc., Class B	37,216
	Total Media	78,845
	Metals & Mining – 8.7%

800	AngloGold Ashanti Limited, Sponsored ADR	38,360

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2011

Shares	Description (1)	Value

	Metals & Mining (continued)

800	Barrick Gold Corporation	$41,528

550	Nucor Corporation	25,311
	Total Metals & Mining	105,199
	Oil, Gas & Consumable Fuels – 8.2%

400	Eni S.p.A., Sponsored ADR	19,652

300	Exxon Mobil Corporation	25,239

225	Occidental Petroleum Corporation	23,510

500	Total S.A., Sponsored ADR	30,485
	Total Oil, Gas & Consumable Fuels	98,886
	Pharmaceuticals – 15.1%

600	GlaxoSmithKline PLC, Sponsored ADR	23,046

775	Merck & Company Inc.	25,583

2,800	Pfizer Inc.	56,864

1,600	Sanofi-Aventis, Sponsored ADR	56,352

400	Valeant Pharmaceuticals International	19,924
	Total Pharmaceuticals	181,769
	Professional Services – 0.9%

400	Nielsen Holdings BV, (2)	10,924
	Software – 6.3%

2,175	CA Inc.	52,592

925	Microsoft Corporation	23,458
	Total Software	76,050
	Tobacco – 1.9%

350	Philip Morris International	22,971
	Wireless Telecommunication Services – 2.0%

850	Vodafone Group PLC, Sponsored ADR	24,438
	Total Common Stocks (cost $1,002,940)	$1,132,003

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 3.4%

	Insurance – 3.4%

40	Genworth Financial Inc.	5.750%	6/15/14	BBB	$41,210
	Total Corporate Bonds (cost $37,347)				41,210
	Total Investments (cost $1,040,287) – 97.5%				1,173,213
	Other Assets Less Liabilities – 2.5% (6)				29,796
	Net Assets – 100%				$1,203,009

Investments in Derivatives

Call Options Written outstanding at March 31, 2011:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value

(26)	Frontier Communications Corporation	$(23,400)	5/21/11	$9.0	$(130)

(5)	Hewlett-Packard Company	(23,000)	5/21/11	46.0	(95)

(2)	MetLife Inc.	(9,600)	6/18/11	48.0	(179)

(4)	Motorola Mobility Holdings Inc.	(12,000)	7/16/11	30.0	(240)
(37)	Total Call Options Written (premiums received $4,474)	$(68,000)			$(644)

80	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,132,003	$—	$—	$1,132,003
Corporate Bonds	—	41,210	—	41,210
Derivatives:
Call Options Written	(644)	—	—	(644)
Total	$1,131,359	$41,210	$—	$1,172,569

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Investments	Level 3 Derivatives*
Balance at the beginning of period
Gains (losses):
Net realized gains (losses)
Net change in unrealized appreciation (depreciation)
Purchases at cost
Sales at proceeds
Net discounts (premiums)
Transfers in to
Transfers out of
Balance at the end of period
*	Represents net unrealized appreciation (depreciation).

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call Options Written, at value	$644

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2011

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $1,040,288.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$145,342
Depreciation	(12,417)
Net unrealized appreciation (depreciation) of investments	$132,925

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for call options written.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For disclosure purposes, Notional Amount is calculated multiplying the Number of Contracts by the Strike Price by 100.

(6)	Other Assets Less Liabilities includes Value and/or unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

82	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2011